As filed May 2, 2001

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                          Pre-Effective Amendment No.
                          Post-Effective Amendment No.
                        (Check appropriate box or boxes)

                         Delaware Group Government Fund
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
                        (Area Code and Telephone Number)

                               One Commerce Square
                             Philadelphia, PA 19103
                     (Address of Principal Executive Offices
                     Number, Street, City, State, Zip Code)

                          Richelle S. Maestro, Esquire
                               One Commerce Square
                             Philadelphia, PA 19103
                     (Name and Address of Agent for Service,
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                             Bruce G. Leto, Esquire
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of Beneficial Interest - No Par Value. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on [June 1,] 2001, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Delaware Group Government Fund has executed this Registration Statement.

                    Delaware U.S. Government Securities Fund

Dear Shareholder:

         Enclosed is a Notice of Meeting for a Special Meeting of Shareholders of the Delaware U.S. Government Securities Fund (the "U.S. Government Fund"), which is a series of Voyageur Funds (the "Trust"). The Meeting has been called for July 26, 2001 at 11:00 a.m. Eastern time at the Crowne Plaza Hotel, 1800 Market Street, Philadelphia, Pennsylvania. The accompanying Joint Proxy Statement/Prospectus describes a proposal being presented for your consideration and requests your prompt attention and vote via the enclosed proxy card or by telephone or by the Internet.

                   Please take a moment to fill out, sign and
                         return the enclosed Proxy Card!

         This Meeting is critically important. You are being asked to consider and approve an Agreement and Plan of Reorganization that would result in your shares of the U.S. Government Fund being exchanged for those of another fund in the Delaware Investments Family of Funds called Delaware American Government Bond Fund (the "American Bond Fund"), a series of Delaware Group Government Fund. If the shareholders of your Fund approve the proposal, the American Bond Fund will acquire substantially all of the assets subject to the liabilities of the U.S. Government Fund. You will receive shares of the American Bond Fund equal in value to your investment in shares of the U.S. Government Fund. You will no longer be a shareholder of the U.S. Government Fund and, instead, you will be a shareholder of the American Bond Fund.

         The transaction is being proposed because the investment strategy of the American Bond Fund affords a better opportunity for sustainable positive results. In addition, projected growth in assets of the U.S. Government Fund is not sufficient to continue to offer a fund with competitive performance and high quality service to shareholders over the long term. The American Bond Fund has an investment objective and investment policies that are similar to those of the U.S. Government Fund, as outlined in the Joint Proxy Statement/Prospectus. The American Bond Fund is managed by Delaware Management Company, which is also the current investment adviser of the U.S. Government Fund. It is a larger fund that should be better able to obtain certain savings in costs for shareholders.

         Please take the time to review this entire document and vote now! Whether or not you plan to attend the Meeting, please vote your shares by mail or by telephone or by the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person.

         Thank you for your prompt attention and participation.

                                        Sincerely,



                                        Charles E. Haldeman, Jr.
                                        Chairman



                                        David K. Downes
                                        President and Chief Executive Officer

                    DELAWARE U.S. GOVERNMENT SECURITIES FUND
                          (a series of Voyageur Funds)

                               One Commerce Square
                             Philadelphia, PA 19103

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           To be held on July 26, 2001

To the Shareholders:

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of Delaware U.S. Government Securities Fund (the "U.S. Government Fund"), a series of Voyageur Funds (the "Trust"), has been called by the Board of Trustees of the Trust and will be held at the Crowne Plaza Hotel, 1800 Market Street, Philadelphia, PA 19103, on July 26, 2001 at 11:00 a.m. Eastern time. The Special Meeting is being called for the following reasons:

         1. For shareholders of the U.S. Government Fund to vote on an Agreement and Plan of Reorganization between the Trust, on behalf of the U.S. Government Fund, and Delaware Group Government Fund, on behalf of Delaware American Government Bond Fund (the "American Bond Fund"), that provides for: (i) the acquisition of substantially all of the assets subject to the liabilities of the U.S. Government Fund in exchange for shares of the American Bond Fund; (ii) the pro rata distribution of shares of the American Bond Fund to the shareholders of the U.S. Government Fund; and (iii) the liquidation and dissolution of the U.S. Government Fund.

         2. To vote upon any other business as may properly come before the Special Meeting or any adjournment thereof.

         The transaction contemplated by the Agreement and Plan of Reorganization is described in the attached Joint Proxy Statement/Prospectus. A copy of the form of the Agreement and Plan of Reorganization is attached as Exhibit A to the Joint Proxy Statement/Prospectus.

         Shareholders of record of the U.S. Government Fund as of the close of business on May 30, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Whether or not you plan to attend the Special Meeting, please vote your shares by returning the Proxy Card by mail in the enclosed postage-paid envelope or by voting by telephone or the Internet. Your vote is important.

                                     By Order of the Board of Trustees,



                                     Richelle S. Maestro
                                     Secretary

June 8, 2001

To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States. If you prefer, you may instead vote by telephone or the Internet. You may revoke your proxy at any time at or before the Meeting or vote in person if you attend the
                                    Meeting.

                        Joint Proxy Statement/Prospectus

                                TABLE OF CONTENTS

                                                                                                              Page
                                                                                                              -----
Cover Pages                                                                                                   Cover
Summary
    What is the purpose of the proposal?
    How will the shareholder voting be handled?
    What are the general tax consequences of the Transaction?
Comparisons of Some Important Features
    How do the investment objectives and policies of the Funds compare?
    What are the risks of an investment in the Funds?
    Who manages the Funds?
    What are the fees and expenses of each Fund and what might they be after the Transaction?
    Where can I find more financial information about the Funds?
    What are other key features of the Funds?
        Transfer Agency, Custody and Administrative Services
        Management and Administration Fees
        Distribution Services
        Rule 12b-1 Plans
        Purchases and Redemptions
        Dividends and Distributions
Reasons for the Transaction
Information about the Transaction
    How will the Transaction be carried out?
    Who will pay the expenses of the Transaction?
    What are the tax consequences of the Transaction?
    What should I know about American Bond Fund Shares?
    What are the capitalizations of the Funds and what might the capitalization be after the Transaction?
Comparison of Investment Objectives and Policies
    Are there any significant differences between the investment objectives and policies of the Funds?
    How do the types of securities the Funds buy and the investment policies of the Funds compare?
    How do the investment restrictions of the Funds differ?
    What are the risk factors associated with investments in the Funds?
Voting Information
    How many votes are necessary to approve the Agreement and Plan?
    How do I ensure my vote is accurately recorded?
    Can I revoke my proxy?
    What other matters will be voted upon at the Meeting?
    Who is entitled to vote?
    What other solicitations will be made?
    Are there dissenters' rights?
Information about the American Bond Fund
Information about the U.S. Government Fund
Information About Each Fund
Principal Holders of Shares

                             JOINT PROXY/PROSPECTUS

                              Dated [June 1,] 2001

                          Acquisition of the Assets of
                    DELAWARE U.S. GOVERNMENT SECURITIES FUND
                          (a series of Voyageur Funds)

                        By and in exchange for shares of
                     DELAWARE AMERICAN GOVERNMENT BOND FUND
                  (a series of Delaware Group Government Fund)


         This Joint Proxy Statement/Prospectus solicits proxies to be voted at a Special Meeting of Shareholders (the "Meeting") of Delaware U.S. Government Securities Fund (the "U.S. Government Fund"), a series of Voyageur Funds (the "Trust"), to vote on an Agreement and Plan of Reorganization (the "Plan"). The principal office of the Trust is located at One Commerce Square, 2005 Market Street, Philadelphia, PA 19103. If shareholders of the U.S. Government Fund vote to approve the Agreement and Plan, the net assets of the U.S. Government Fund will be acquired by Delaware American Government Bond Fund (the "American Bond Fund"), a series of Delaware Group Government Fund (the "Surviving Trust"), in exchange for shares of American Bond Fund ("American Bond Fund Shares").

         The Meeting will be held at the Crowne Plaza Hotel, which is located at 1800 Market Street, Philadelphia, PA 19103, on July 26, 2001 at 11:00 a.m. Eastern time. The Board of Trustees of the Trust, on behalf of the U.S. Government Fund, is soliciting these proxies. This Joint Proxy Statement/ Prospectus will first be sent to shareholders on or about June 8, 2001.

         If the shareholders of the U.S. Government Fund vote to approve the Plan, you will receive American Bond Fund Shares equal in value to your investment in the U.S. Government Fund. The U.S. Government Fund will then be liquidated.

         The American Bond Fund's investment objective is to provide high current income consistent with safety of principal. Similarly, the U.S. Government Fund's investment objective is to provide high current income consistent with prudent investment risk, which, in the context of a fund such as this, encompasses safety of principal.

         This Joint Proxy Statement/Prospectus gives the information about American Bond Fund shares that you should know before investing. You should retain it for future reference. A Statement of Additional Information dated [June 1,] 2001 relating to this Joint Proxy Statement/Prospectus containing more information about the American Bond Fund, the U.S. Government Fund, and the proposed reorganization has been filed with the SEC and is incorporated herein by reference.

         The following documents are attached to and considered a part of this Joint Proxy Statement/Prospectus, and are intended to provide you with information about the American Bond Fund.

         o The Prospectus of the American Bond Fund dated September 29, 2000 (the "American Bond Fund Prospectus").

         o The Annual Report to shareholders of the American Bond Fund for the fiscal year ended July 31, 2000 (the "American Bond Fund Annual Report").

         The Prospectus of the U.S. Government Fund dated February 28, 2001 (the "U.S. Government Fund Prospectus") is incorporated by reference into this Joint Proxy Statement/Prospectus. You can request a free copy of the Statement of Additional Information or any of the documents described above by calling 1-800-523-1918, or by writing to the American Bond Fund or the U.S. Government Fund at Attention: Account Services, 1818 Market Street, Philadelphia, PA 19103-3682.

         Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks including the possible loss of principal.

                                     SUMMARY

         This is only a summary of certain information contained in this Joint Proxy Statement/Prospectus. You should read the more complete information in the rest of this Joint Proxy Statement/Prospectus, including the Plan (attached as Exhibit A), the American Bond Fund Prospectus (attached as Exhibit B), and the American Bond Fund Annual Report (attached as Exhibit C).

What is the purpose of the proposal?

         The Board of Trustees of the Trust has approved an Agreement and Plan for the U.S. Government Fund and recommends that shareholders of the U.S. Government Fund vote to approve the Agreement and Plan. If shareholders of the U.S. Government Fund approve the Agreement and Plan, the Fund's net assets will be transferred to the American Bond Fund in exchange for an equal value of American Bond Fund Shares. These American Bond Fund Shares will then be distributed to the U.S. Government Fund's shareholders and the U.S. Government Fund will be liquidated. This proposed transaction is referred to in this Joint Proxy Statement/Prospectus as the "Transaction."

         This means that your shares of the U.S. Government Fund will be exchanged for an equal value of American Bond Fund Shares. As a result, you will cease to be a shareholder of the U.S. Government Fund and will become a shareholder of the American Bond Fund. This exchange will occur on a date agreed to between the Trust and the Surviving Trust (hereafter, the "Closing Date").

         Like the U.S. Government Fund, the American Bond Fund is a mutual fund within the Delaware Investments Family of Funds that is managed by Delaware Management Company ("the Manager"). Its investment objective and policies are similar, but not identical, to those of the U.S. Government Fund.

         For the reasons set forth below under "Reasons for the Transaction," the Board of Trustees of the Trust has concluded that the Transaction is in the best interests of the shareholders of the U.S. Government Fund. The Board of Trustees also concluded that no dilution in value would result to the shareholders of the U.S. Government Fund or to the shareholders of the American Bond Fund, respectively, as a result of the Transaction.

                        The Board of Trustees recommends
                       that you vote to approve the Plan.

How will the shareholder voting be handled?

         Shareholders who own shares at the close of business on May 30, 2001 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the reorganization of the U.S. Government Fund into the American Bond Fund, a majority (as defined under federal law) of the outstanding voting shares of the U.S. Government Fund must be voted in favor of the Plan.

         Please vote by proxy as soon as you receive this Joint Proxy Statement/Prospectus. You may place your vote by completing and signing the enclosed proxy card or by telephone or by the Internet. If you return your signed proxy card or vote by telephone or by Internet, your votes will be officially cast at the Meeting by the persons appointed as proxies. You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Joint Proxy Statement/Prospectus.

What are the general tax consequences of the Transaction?

         It is expected that shareholders of the U.S. Government Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for American Bond Fund Shares. You should, however, consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences only. For further information about the tax consequences of the Transaction, see "Information About the Transaction - What are the tax consequences of the Transaction?"

                     COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds compare?

         The American Bond Fund and the U.S. Government Fund have similar investment objectives. The American Bond Fund seeks to provide its investors with high current income with safety of principal. The U.S. Government Fund seeks to provide its investors with a high level of current income consistent with prudent investment risk, which, in the context of a fund such as this, includes the preservation of capital. Both Funds try to achieve their objectives by primarily investing their assets in debt obligations issued or guaranteed by the U.S. Government or its agencies.

         Accordingly, both Funds primarily invest in securities that are issued by, unconditionally guaranteed by, or backed by the full faith and credit of the U.S. Government. The principal difference between the Funds is that the American Bond Fund also has the flexibility to invest up to 20% of its assets in high quality, non-government fixed income securities, such as commercial bonds or paper. [Historically, however, the American Bond Fund has not invested in such securities to the full limit.]

         For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives and Policies."

What are the risks of an investment in the Funds?

         As with most investments, investments in the American Bond Fund and the U.S. Government Fund involve risks. There can be no guarantee against losses resulting from an investment in a Fund, nor can there be any assurance that a Fund will achieve its investment objective. The risks associated with an investment in the Funds are substantially similar and include those risks associated with changes in interest rates, market conditions, pre-payment of underlying mortgages, and portfolio turnover rates in excess of 100%, which may increase transaction costs. To the extent the American Bond Fund invests in non-government debt securities that are not guaranteed by the U.S. Government, an investment in that Fund is exposed to greater credit risk. The American Bond Fund, however, seeks to manage this risk by focusing on those debt securities with high quality ratings and by performing careful credit analysis prior to investing.

         For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives and Policies."

Who manages the Funds?

         The management of the business and affairs of the Funds is the responsibility of the Board of Trustees of the Trust and the Surviving Trust. Each Board elects officers who are responsible for the day-to-day operations of the Funds.

         The Manager manages the assets of each of the Funds and makes each Fund's investment decisions. The Manager is a series of Delaware Management Business Trust, which is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. The Manager and its predecessors have been managing the assets of the funds in the Delaware Investments Family of Funds since 1938. On March 31, 2001, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $[ ] billion in assets.

         Paul A. Grillo has responsibility for making day-to-day investment decisions for the American Bond Fund, and is also responsible, along with Stephen R. Cianci, for managing the U.S. Government Fund. When making decisions for the American Bond Fund, Mr. Grillo regularly consults with Jude T. Driscoll. Mr. Grillo is a Vice President/Portfolio Manager. He has a B.A. in Business Management from North Carolina State University and an M.B.A. in Finance from Pace University. Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage strategist and trader at the Dreyfus Corporation. He also served as a mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at Chemical Bank. Mr. Grillo is a CFA charterholder. He has been managing the American Bond Fund since 1997.

         Mr. Driscoll, an Executive Vice President/Head of Fixed Income, received a bachelor's degree in Economics from the University of Pennsylvania. Prior to joining Delaware Investments in July, 2000, Mr. Driscoll was Senior Vice President, Director of Fixed Income Process at Conseco Capital Management, where he managed bank loan, high-yield and general insurance portfolios. He previously held management positions at NationsBanc Montgomery Securities and Goldman Sachs & Co.

What are the fees and expenses of each Fund?

         The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structures of the Funds are identical, and, except as noted, the operating expenses shown are based on expenses incurred during each Fund's most recent fiscal year. The Manager will enter into an agreement to waive its fees and/or pay expenses of the American Bond Fund for the period from August 1, 2001 through August 31, 2002, to the extent necessary to limit the total operating expenses of the Fund to the levels shown below. This arrangement will result in lower total operating expenses for the American Government Bond Fund after the Transaction.

                  FEES AND EXPENSES FOR THE AMERICAN BOND FUND
                          AND THE U.S. GOVERNMENT FUND


                                 SALES CHARGES

                                                               Maximum Sales
                           Maximum Sales                         Load on
   Fund Names &               Load on                          Reinvested       Redemption
Classes of Shares            Purchases       Maximum CDSC       Dividends          Fees
------------------------------------------------------------------------------------------

American Bond Fund
      Class A                4.75%             None(1)            None             None
      Class B                 None            4.00%(2)            None             None
      Class C                 None            1.00%(3)            None             None
Institutional Class           None             None               None             None


U.S. Government Fund
      Class A                4.75%             None(1)            None             None
      Class B                 None            4.00%(2)            None             None
      Class C                 None            1.00%(3)            None             None
Institutional Class           None             None               None             None


                               OPERATING EXPENSES

                                         Distribution                      Total Annual
   Fund Names &           Management      and Service         Other       Fund Operating     Fee Waivers
Classes of Shares           Fees         (12b-1) Fees       Expenses         Expenses         & Payments   Net Expenses
-----------------------------------------------------------------------------------------------------------------------
American Bond Fund After Transaction(4)
         Class A            0.55%            0.30%(5)         0.57%           1.42%           (0.37%)(6)      1.05%
         Class B            0.55%            1.00%            0.57%           2.12%           (0.37%)(6)      1.75%
         Class C            0.55%            1.00%            0.57%           2.12%           (0.37%)(6)      1.75%
   Institutional Class      0.55%            None             0.57%           1.12%           (0.37%)(6)      0.75%

American Bond Fund
         Class A            0.55%            0.30%(5)         0.49%           1.34%             None          1.34%
         Class B            0.55%            1.00%            0.49%           2.04%             None          2.04%
         Class C            0.55%            1.00%            0.49%           2.04%             None          2.04%
   Institutional Class      0.55%            None             0.49%           1.04%             None          1.04%

U.S. Government Fund
         Class A            0.55%            0.25%            0.90%           1.70%           (0.60%)(8)      1.10%
         Class B            0.55%            1.00%            0.90%           2.45%           (0.60%)(8)      1.85%
         Class C            0.55%            1.00%            0.90%           2.45%           (0.60%)(8)      1.85%
   Institutional Class      0.55%            0.18%(7)         0.90%           1.63%           (0.60%)(8)      1.03%


(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge (CDSC) will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Funds' prospectuses if they are available.
(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The operating expenses for the American Bond Fund after the Transaction are based on expenses incurred by the Fund during the twelve-month period ended January 31, 2001.
(5) The Board of Trustees adopted a formula for calculating 12b-1 Plan expenses for the American Bond Fund's Class A shares that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.30% nor less than 0.10%.
(6) The Manager has contracted to waive fees and pay expenses of the Fund from August 1, 2001 through August 31, 2002 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets.
(7) The Distributor has agreed to waive 12b-1 plan fees for the Institutional Class shares acquired on or after March 1, 1998. This figure will decrease as the portion of assets invested in Institutional Class Shares acquired on or after March 1, 1998 increases, provided the distributor's waiver continues. See the Statement of Additional Information for the U.S. Government Fund for more information.
(8) The Manager has contracted to waive fees and pay expenses of the Fund through October 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.85% of average daily net assets.

         Examples:

         The following Examples are intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in the American Bond Fund. The Examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year.(1) These are examples only, and do not represent future expenses, which may be greater or less than those shown below.

                                1 Year      3 Years      5 Years     10 Years(2)
--------------------------------------------------------------------------------

American Bond Fund After Transaction
   Class A                      $  577      $   868     $  1,181      $  2,066
   Class B                         178          628        1,105         2,244
   Class B (if redeemed)           678          928        1,305         2,244
   Class C                         178          628        1,105         2,423
   Class C (if redeemed)           278          628        1,105         2,423
   Institutional Class              77          319          581         1,330

U.S. Government Fund
   Class A                      $  582      $   930     $  1,301      $  2,341
   Class B                         188          706        1,252         2,555
   Class B (if redeemed)           688        1,006        1,452         2,555
   Class C                         188          706        1,252         2,741
   Class C (if redeemed)           288          706        1,252         2,741
   Institutional Class             112          477          867         1,959

(1) The Funds' actual returns may be greater or less than the hypothetical 5% return used. The examples for the American Bond Fund and U.S.Government Fund reflect net operating expenses after expense limitations for the one-year period and total operating expenses without expense limitations for years two through 10.
(2) The Class B examples reflect the conversion of Class B shares to Class A shares at the end of the eighth year. Information on the ninth and tenth years reflects expenses for the Class A shares.

Where can I find more financial information about the Funds?

         For the American Bond Fund, per share income information for the past fiscal year and the most recent six month semi-annual period is shown immediately below under the heading "Financial Highlights." Also, the American Bond Fund Annual Report, which is attached, includes a discussion of that Fund's performance during the past fiscal year and shows per share information for each of the past five fiscal years.

         The Prospectus and Annual Report for the U.S. Government Fund contain further financial information about that Fund. These documents are available upon request (See "Information About the U.S. Government Fund").

                               American Bond Fund
                              Financial Highlights

         The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. The information for the year ended July 31, 2000 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is attached to and considered a part of this Joint Proxy Statement/Prospectus.

                                                                Six Months Ended
                                                                January 31, 2001                  Year Ended
                                                                  (Unaudited)                    July 31, 2000
                                                                  -----------                    -------------
Class A
-------

Net asset value, beginning of period                                $7.170                          $7.300

Income (loss) from investment operations:
   Net investment income                                             0.226                           0.469
   Net realized and unrealized gain (loss) on
   investments                                                       0.368                          (0.128)
   Total from investment operations                                  0.594                           0.341

Less dividends:
   Dividends from net investment income                             (0.224)                         (0.471)
   Total dividends                                                  (0.224)                         (0.471)

Net asset value, end of period                                       $7.54                          $7.170

Total Return(1)                                                      8.40%                           4.88%

Ratios/Supplemental Data
   Net assets, end of period (000 omitted)                          $93,726                         $92,100
   Ratio of expenses to average net assets                           1.48%                           1.34%
   Ratio of net investment income to average net                     6.12%                           6.55%
   assets
   Portfolio turnover                                                 182%                           223%


                                                                Six Months Ended
                                                                January 31, 2001                   Year Ended
Class B                                                           (Unaudited)                   July 31, 2000
-------                                                           -----------                   -------------

Net asset value, beginning of period                                $7.170                         $7.300

Income (loss) from investment operations:
   Net investment income                                             0.200                          0.419
   Net realized and unrealized gain (loss) on                        0.368                         (0.128)
   investments
   Total from investment operations                                  0.568                          0.291

Less dividends:
   Dividends from net investment income                              0.198                         (0.421)
   Total dividends                                                   0.198                         (0.421)

Net asset value, end of period                                      $7.540                         $7.170

Total Return(1)                                                      8.02%                          4.15%

Ratios/Supplemental Data
   Net assets, end of period (000 omitted)                          $17,887                        $15,855
   Ratio of expenses to average net assets                           2.18%                          2.04%
   Ratio of net investment income to average net                     5.42%                          5.85%
   assets
   Portfolio turnover                                                182%                            223%

                                                                Six Months Ended
                                                                January 31, 2001                  Year Ended
Class C                                                           (Unaudited)                   July 31, 2000
-------                                                           -----------                   -------------

Net asset value, beginning of period                                $7.170                         $7.300

Income (loss) from investment operations:
   Net investment income                                             0.200                          0.420
   Net realized and unrealized gain (loss) on                        0.368                         (0.129)
   investments
   Total from investment operations                                  0.568                          0.291

Less dividends:
   Dividends from net investment income                             (0.198)                        (0.421)
   Total dividends                                                  (0.198)                        (0.421)

Net asset value, end of period                                      $7.540                         $7.170

Total Return(1)                                                      8.02%                          4.15%

Ratios/Supplemental Data
   Net assets, end of period (000 omitted)                          $3,428                          $2,434
   Ratio of expenses to average net assets                           2.18%                          2.04%
   Ratio of net investment income to average net                     5.42%                          5.85%
   assets
   Portfolio turnover                                                182%                            223%


                                                                Six Months Ended
                                                                January 31, 2001                  Year Ended
Institutional Class                                               (Unaudited)                   July 31, 2000
-------------------                                               -----------                   -------------

Net asset value, beginning of period                                $7.170                         $7.300

Income (loss) from investment operations:
   Net investment income                                             0.237                          0.492
   Net realized and unrealized gain (loss) on                        0.368                         (0.130)
   investments
   Total from investment operations                                  0.605                          0.362

Less dividends:
   Dividends from net investment income                             (0.235)                        (0.492)
   Total dividends                                                  (0.235)                        (0.492)

Net asset value, end of period                                      $7.540                         $7.170

Total Return(1)                                                      8.56%                          5.19%

Ratios/Supplemental Data
   Net assets, end of period (000 omitted)                         $35,711                        $32,609
   Ratio of expenses to average net assets                           1.18%                          1.04%
   Ratio of net investment income to average net                     6.42%                          6.85%
   assets
   Portfolio turnover                                                 182%                           223%


                                                         (Footnote on next page)

(Footnote from previous page)

-----------------
(1) Total investment return is based on the change in net asset value of a share of the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge, if applicable.

What are other key features of the Funds?

         Transfer Agency, Accounting, Custody and Administrative Services. Delaware Service Company, Inc. ("DSC"), an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for other mutual funds in the Delaware Investments Family of Funds. DSC also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, DSC is paid fees by each Fund according to fee schedules that are the same for each fund in the Delaware Investments Family of Funds. These fees are charged to each Fund, including the American Bond and U.S. Government Funds, on a pro rata basis.

         Mellon Bank, N.A. is the custodian of the securities and other assets of the U.S. Government Fund. Its main office is located at One Mellon Center, Pittsburgh, Pennsylvania 15285. The Chase Manhattan Bank is the custodian of the securities and other assets of the American Bond Fund. Its main office is located at 4 Chase Metrotech Center, Brooklyn, New York 11245.

         Management and Administration Fees. The Manager manages the portfolios of both the American Bond Fund and the U.S. Government Fund. The Manager has entered into separate management agreements relating to each of the Funds that provide for reductions in fee rates as the assets of the Funds increase. Under each Fund's management agreement, the Fund pays the Manager a management fee equal to 0.55% on the first $500 million of average daily net assets; 0.50% on the next $500 million of average daily net assets; 0.45% on the next $1,500 million of average daily net assets; 0.425% on the average daily net assets in excess of $2,500 million. The Manager has contracted to waive fees and/or pay expenses of the U.S. Government Fund through October 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary fees and 12b-1 fees) from exceeding 0.85% of average daily net assets. The Manager has also agreed to waive fees and/or pay expenses of the American Bond Fund for the period from August 1, 2001 through August 31, 2002 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary fees and 12b-1 fees) from exceeding 0.75% of average daily net assets. The contractual management fee rates for the past fiscal year of each Fund is shown in the Fee Table included in the Summary section of this Joint Proxy Statement/Prospectus.

         Distribution Services. Pursuant to underwriting agreements relating to each of the Funds, Delaware Distributors, L.P. (the "Distributor") serves as the national distributor for the Funds. The Distributor pays the expenses of the promotion and distribution of the Funds' shares, except for payments by the Funds on behalf of Class A Shares, Class B Shares, Class C Shares, and, for the U.S. Government Fund, Institutional Class Shares, under their respective 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and an affiliate of the Manager.

         Rule 12b-1 Plans. Each Fund has adopted a separate distribution plan or "Rule 12b-1 Plan" for each of its Class A Shares, Class B Shares and Class C Shares, and in the case of the U.S. Government Fund, Institutional Class Shares (collectively, the "Rule 12b-1 Plans" and, each individually, a "Rule 12b-1 Plan"). The Rule 12b-1 Plans do not apply to shares of the Institutional Class of the American Bond Fund. Such Shares are not included in calculating the Rule 12b-1 Plans' fee and the Rule 12b-1 Plans are not used to assist in the distribution or marketing of shares of the American Bond Fund's Institutional Class.

         Each Rule 12b-1 Plan permits the relevant Fund to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares, and, for the U.S. Government Fund only, Institutional Class Shares, monthly fees to the Distributor for its services and expenses in distributing and promoting shares of such classes. These expenses may include, among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Rule 12b-1 Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares. In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A Shares, Class B Shares and Class C Shares, and, in the case of the U.S. Government Fund, Institutional Class Shares, directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

         The maximum aggregate fee payable by the U.S. Government Fund under its Rule 12b-1 Plans and that Fund's Distribution Agreement is, on an annual basis: up to 0.25% of average daily net assets of each of the Class A Shares and Institutional Class Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets for the year. The Distributor has elected to waive its right to receive 12b-1 Plan fees with respect to U.S. Government Fund Institutional Class Shares acquired on or after March 1, 1998. The maximum aggregate fee payable by the American Bond Fund under its 12b-1 Plans and that Fund's Distribution Agreement is, on an annual basis: up to 0.30% of the average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets for the year.

         The Boards of Trustees of the Trust and the Surviving Trust may reduce these amounts at any time. All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares, and, in the case of the U.S. Government Fund, Institutional Class Shares, is borne by such persons without any reimbursement from such Classes. Subject to seeking best execution, each Fund may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Rule 12b-1 Plans.

         Purchase, Exchange and Redemption Procedures. Procedures for the purchase, exchange and redemption of each Fund's shares are identical. You may refer to the Prospectus of each Fund for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of the Funds' shares. Set forth below is a brief description of the basic purchase, exchange, and redemption procedures applicable to the shares of the Funds.

         Purchases of shares of the American Bond Fund and the U.S. Securities may be made through authorized investment dealers or directly by contacting the Funds or the Distributor, although Institutional Class Shares of each Fund are available for purchase only by certain groups of investors. The minimum initial investment is $1,000 for Class A, B, and C Shares of each Fund. Subsequent purchases must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any fund in the Delaware Investments Family of Funds, the manager or the sub-adviser or any of their affiliates if the purchases are made pursuant to a payroll deduction account. Shares purchased pursuant to the Uniform Gifts to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner services are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. Purchase orders for more than the maximum amounts will be rejected, although an investor may exceed these limitations by making cumulative purchases over a period of time.

         Each Fund reserves the right to reject any order for the purchase of its shares if, in the opinion of management, such rejection is in such Fund's best interest. Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Each Fund also reserves the right, upon 60 days' written notice, to redeem involuntarily accounts that remain under the minimum initial purchase amount as a result of redemptions.

         Class A Shares are purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. Absent a fee waiver, Class A Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment.

         Class B Shares of each Fund are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are deemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter, although the CDSC may be waived under certain circumstances. Absent any fee waivers, Class B Shares are subject to 12b-1 fees for approximately eight years after purchase. Each Fund's Class B Shares are subject to automatic conversion to Class A Shares approximately eight years after purchase.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase, although the CDSC may be waived under certain circumstances. Absent any fee waivers, Class C Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front end or contingent deferred sales charge. Institutional Class Shares of the U.S. Government Fund purchased before March 1, 1998 are subject to Rule 12b-1 Plan expenses.

         Shares of either Fund will be redeemed at any time at the net asset value next determined on the business day when a redemption request is received. Requests for redemption of shares held in certificated form must be accompanied by the certificates. Any applicable contingent deferred sales charge will be deducted. Shares of a Fund may be exchanged for shares of the same class in another fund in the Delaware Investments Family of Funds without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. The sale of shares of a Fund, either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders. Shareholders of the U.S. Government Fund will not be charged sales charges in connection with the Transaction and it is intended that the structure of the Transaction will not create a taxable event for shareholders.

         Dividends, Distributions and Taxes. Both Funds declare any dividends daily and make payment of any such dividends from its net investment income on a monthly basis. The amount of these dividends will vary depending on changes in the Funds' net investment income. Payments from net realized securities profits (capital gains) of the U.S. Government Fund, if any, will be declared and paid annually. Capital gains of the American Bond Fund, if any, are paid twice a year. Each Fund automatically reinvests distributions in additional shares of that Fund unless you select a different option, such as to receive distributions in cash or to reinvest distributions in shares of another fund in the Delaware Investments Family of Funds.

         Distributions, whether received in cash or in additional shares, are generally subject to income tax. Distributions from a Fund's long-term capital gains are taxable as capital gain. Distributions from a Fund's short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gain may be taxable at different rates depending on the shareholder's holding period for the shares. Each Fund notifies its shareholders annually of the amount and nature of all dividends and distributions received from the Fund in the prior year. For more information about the tax implications of investments in either Fund, see the current prospectus of each Fund under the heading "Dividends, distributions and taxes," as well as the current Statement of Additional Information for the American Bond Fund under the heading "Taxes" and the current Statement of Additional Information for the U.S. Government Fund under the heading "Distributions and Taxes."

                           REASONS FOR THE TRANSACTION

         The Board of Trustees of the Trust, on behalf of the U.S. Government Fund, has recommended the Transaction for purposes of combining that Fund with a larger fund that has a similar investment objective and similar investment policies, and a better opportunity for sustainable results. There has also been relatively low demand for the U.S. Government Fund. A larger fund should be better able to obtain certain savings in costs for the U.S. Government Fund and its shareholders.

         The Plan was presented to the Trust's Board of Trustees at a meeting of the Board. At the meeting, the Board questioned management about the potential benefits and costs to shareholders of the U.S. Government Fund. In deciding whether to recommend approval of the Transaction to shareholders, the Board of Trustees considered, among other things: The expense ratios of the American Bond Fund and the U.S. Government Fund and the impact of contractual fee waivers thereon; the potential benefits afforded by a larger fund through economies of scale (e.g.: a fund with higher aggregate net assets may also be able to reduce or eliminate certain duplicative costs and expenses); the comparative investment performance of the American Bond Fund and the U.S. Government Fund; the compatibility of the investment objectives, policies, restrictions and investments of the U.S. Government Fund with those of the American Bond Fund; the tax consequences of the Transaction; and the significant experience of the Manager. Additionally, the Board believes the investment strategy of the American Bond Fund affords a better opportunity for sustainable positive results than the U.S. Government Fund's investment strategy. During the course of its deliberations, the Board of Trustees also considered the fact that the expenses of the Transaction will be shared one-quarter by the American Bond Fund, one-quarter by the U.S. Government Fund and one-half by the Manager.

         The Board of Trustees of the Trust and the Surviving Trust concluded that the Transaction is in the best interests of the shareholders of the Funds and that no dilution of value would result to the shareholders of the Funds from the Transaction. The Board of the Trust then decided to approve the Agreement and Plan and to recommend that shareholders of the U.S. Government Fund vote to approve the Transaction. As required by law, the Trustees approving the Agreement and Plan included a majority of the Trustees who are not interested persons of the U.S. Government Fund.

         For the reasons discussed above, the Board of Trustees of the Trust, on behalf of the U.S. Government Fund, recommends that you vote FOR the Agreement and Plan.

         If the shareholders of an Acquired Fund do not approve the Agreement and Plan, the Board of Trustees may consider other possible courses of action, including liquidation and dissolution.

                        INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan. You should read the actual Agreement and Plan. It is attached as Exhibit A and incorporated herein by reference thereto.

How will the Transaction be carried out?

         If the shareholders of the U.S. Government Fund approve the Plan, the Transaction will take place after various conditions are satisfied by the Trust, on behalf of the U.S. Government Fund, and by the Surviving Trust, on behalf of the American Bond Fund, including the delivery of certain documents. The Trust and the Surviving Trust will agree on the Closing Date. If the shareholders of the U.S. Government Fund do not approve the Plan, the Transaction will not take place.

         If the shareholders of the U.S. Government Fund approve the Plan, the Fund will deliver to the American Bond Fund substantially all of its assets, subject to its liabilities, on the Closing Date. In exchange, the Trust, on behalf of the U.S. Government Fund, will receive American Bond Fund Shares to be distributed pro rata by the U.S. Government Fund to its shareholders in complete liquidation and dissolution of the U.S. Government Fund. The value of the assets to be delivered to the American Bond Fund shall be the value of such net assets computed as of the close of business of the New York Stock Exchange, Inc. ("NYSE") (normally 4:00 p.m. Eastern time) on the last business day prior to the Closing Date.

         The stock transfer books of the U.S. Government Fund will be permanently closed as of the close of business of the NYSE on the day before the Closing Date. The U.S. Government Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the American Bond Fund.

         To the extent permitted by law, the Trust and the Surviving Trust may agree to amend the Plan without shareholder approval. They may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of the U.S. Government Fund.

Who will pay the expenses of the Transaction?

         The expenses of the Transaction will be shared by the following parties in the percentages indicated: 25% by the U.S. Government Fund, 25% by the American Bond Fund, 50% by the Manager.

What are the tax consequences of the Transaction?

         The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions made and representations to be received from the Trust, on behalf of the U.S. Government Fund, and from the Surviving Trust, on behalf of the American Bond Fund, it is expected that Stradley, Ronon, Stevens & Young, LLP will provide a legal opinion that, for federal income tax purposes, (i) shareholders of the U.S. Government Fund will not recognize any gain or loss as a result of the exchange of their shares of the U.S. Government Fund for shares of the American Bond Fund and (ii) the American Bond Fund and its shareholders will not recognize any gain or loss upon receipt of the U.S. Government Fund's assets.

         You should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

What should I know about the American Bond Fund Shares?

         If the Transaction is approved, full and fractional shares of the American Bond Fund will be distributed to shareholders of the U.S. Government Fund in accordance with the procedures described above. When issued, each share will be duly and validly issued and fully paid and nonassessable, fully transferable and will have full voting rights. The shares of the American Bond Fund will be recorded electronically in each shareholder's account. The American Bond Fund will then send a confirmation to each shareholder. As described in its prospectus, the American Bond Fund does not issue share certificates except for Class A Shares and Institutional Class Shares and then only when requested. As of the Closing Date, any certificates representing shares of the U.S. Government Fund will be cancelled.

         All shares have noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board of Trustees. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

         Like the U.S. Government Fund, the American Bond Fund does not routinely hold annual meetings of shareholders. The American Bond Fund may hold special meetings for matters requiring shareholder approval. A meeting of that Fund's shareholders may also be called at any time by the Board of Trustees or by the chairperson of the Board or by the president.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

         The following table sets forth, as of May 30, 2001, the separate capitalizations of the American Bond Fund and the U.S. Government Fund, and the estimated capitalization of the American Bond Fund as adjusted to give effect to the proposed Transaction. The final capitalization of the American Bond Fund is likely to be different when the Transaction is consummated.


                                                  U.S.           American Bond
                               American        Government          Fund after
                               Bond Fund          Fund            Transaction
                              (unaudited)      (unaudited)        (estimated)
Net assets (millions)          $________        $________          $________
Total shares outstanding        ________         ________           ________


                                                  U.S.           American Bond
                               American        Government        Fund Class A
                               Bond Fund          Fund               after
                               Class A           Class A          Transaction
                              (unaudited)      (unaudited)        (estimated)
Net assets (millions)          $________        $________          $________
Total shares outstanding        ________         ________           ________
Net asset value per share      $________        $________          $________


                                                  U.S.           American Bond
                               American        Government        Fund Class B
                               Bond Fund          Fund               after
                                Class B          Class B          Transaction
                              (unaudited)      (unaudited)        (estimated)
Net assets (millions)          $________        $________          $________
Total shares outstanding        ________         ________           ________
Net asset value per share      $________        $________          $________


                                                  U.S.           American Bond
                               American        Government        Fund Class C
                               Bond Fund          Fund               after
                                Class C          Class C          Transaction
                              (unaudited)      (unaudited)        (estimated)
Net assets (millions)          $________        $________          $________
Total shares outstanding        ________         ________           ________
Net asset value per share      $________        $________          $________


                                                  U.S.           American Bond
                                American        Government           Fund
                                Bond Fund         Fund           Institutional
                              Institutional   Institutional       Class after
                                 Class            Class           Transaction
                              (unaudited)      (unaudited)        (estimated)
Net assets (millions)          $________        $________          $________
Total shares outstanding        ________         ________           ________
Net asset value per share      $________        $________          $________

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         This section describes the key investment policies of the Funds and certain noteworthy differences between the investment objectives and policies of the Funds. For a complete description of the American Bond Fund's investment policies and risks, you should read the American Bond Fund Prospectus, which is attached to this Joint Proxy Statement/Prospectus as Exhibit B.

Are there any significant differences between the investment objectives and policies of the Funds?

         The American Bond Fund and the U.S. Government Fund have similar investment objectives. The U.S. Government Fund seeks to provide its investors with a high level of current income consistent with prudent investment risk. The American Bond Fund seeks to provide its investors high current income with safety of principal. These investment objectives are non-fundamental for both Funds. Policies or restrictions that are deemed fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Majority Vote"). Policies or investment restrictions of a Fund that are non-fundamental may be changed by the Board of Trustees without shareholder approval. Although each Fund's objective is non-fundamental, should the Board approve a change in the objective, the Board of Trustees would notify shareholders before the change became effective.

         The U.S. Government Fund invests substantially all of its assets in securities that are issued, unconditionally guaranteed, or backed by the full faith and credit of the U.S. Government. The American Bond Fund seeks to achieve its goal by investing at least 80% its assets in similar government-backed securities, but may also invest up to 20% of its net assets in high-quality, non-government fixed-income securities. The American Bond Fund's ability to invest a portion of its assets non-government debt obligations is the most significant difference between the investment strategies of the two Funds.

         Both Funds manage their portfolios, in part, by adjusting the average maturity (the average length of time in which the individual bonds and other debt securities held in a Fund's portfolio will mature) and duration (a common measure of a bond's volatility or sensitivity to interest rate changes) of their assets. Bonds with longer maturities and greater duration are generally more volatile. As of October 31, 2000, the U.S. Government Fund had an average maturity of 23.05 years and an average duration of 5.19 years. As of July 31, 2000, the American Bond Fund had an average maturity of 16 years and an average duration of 4.4 years.

         U.S. Government Securities. U.S. Government securities comprise the majority of each Fund's portfolio. Each Fund may invest without limit in the following securities.

         U.S. Treasury obligations. U.S. Treasury obligations include U.S. Treasury bills, notes and bonds of varying maturities. U.S. Treasury securities are backed by the "full faith and credit" of the United States Government, which means the principal and interest are backed by the general taxing power of the federal government.

         Government agency non-mortgage obligations. Government agency obligations are securities that are either issued or backed by U.S. Government agencies or Government-sponsored corporations, such as the U.S. Export-Import Bank or the Student Loan Marketing Association. Government agency securities may or may not be backed by the "full faith and credit" of the U.S. Government.

         Government agency mortgage-backed securities. Both Funds may invest without limitation in mortgage-backed securities that are issued or guaranteed by the U.S. Government or one if its agencies. Government agency mortgage-backed securities represent pools of mortgages that pay investors principal and interest as the underlying mortgages are repaid, and are guaranteed by the U.S. Government or one of its agencies against default. Such agencies include the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association. Although all of these types of securities are guaranteed by the U.S. Government, only securities issued by GNMA are backed by the full faith and credit of the U.S. Government.

         Non-Government Securities. Unlike the U.S. Government Fund, which may only invest in government-related securities, the American Bond Fund may invest up to 20% of its assets in securities that are neither issued nor guaranteed by the U.S. Government. The American Bond Fund may invest in the following non-government securities, subject to the restrictions stated below.

         Privately-issued mortgage-backed securities. The American Bond Fund may invest in privately issued mortgage-backed securities subject to certain limitations. These types of securities are issued by private financial institutions and may or may not be collateralized with certificates issued by the U.S. Government or one of its agencies. Examples of these types of securities include Collateralized Mortgage Obligations (CMOs) or Real Estate Mortgage Investment Conduits (REMICs).

         The American Bond Fund may invest in privately-issued mortgage-backed securities that are fully collateralized with certificates issued by the U.S. Government or one of its agencies if the privately-issued securities are rated in one of the top two ratings by a nationally recognized statistical rating organization ("NRSRO"), such as Standard and Poor's or Moody's. These types of privately-issued securities are not directly guaranteed by the U.S. Government, but are backed by collateral consisting of certificates issued by the U.S. Government or one of its agencies.

         The American Bond Fund may also invest in privately-issued mortgage-backed securities that are not collateralized by U.S. Government securities, but may do so only if the securities are rated in the highest category by an NRSRO. These securities are backed only by the collateral of the private issuer and are not backed in any way by the U.S. Government.

         Asset-backed securities. The American Bond Fund may invest in privately-issued securities that are backed by assets other than mortgages, such as income from accounts receivable like automobile loans.

         Corporate notes and bonds. The American Bond Fund may invest in corporate notes and bonds if they are rated in one of the top three grades by an NRSRO. Corporate notes and bonds are debt obligations that are issued by corporations and have maturities of more than 270 days.

         Corporate commercial paper. The American Bond Fund may invest in commercial paper that is rated P-1 or above by Moody's or A-1 by Standard and Poor's. Corporate commercial paper are debt obligations issued by corporations that have very short maturities, ranging from 2 days to 270 days.

         Certificates of deposit and obligations of U.S. and foreign banks. The American Bond Fund may invest in certificates of deposit and obligations if the issuing financial institution has assets of at least one billion dollars. These securities are interest-paying debt instruments that are issued by U.S. or foreign banks.

         Other Types of Investments. The Funds may engage in other types of investment transactions, subject to varying restrictions.

         Illiquid securities. Each Fund may invest up to 10% of their total assets in illiquid securities. Illiquid securities are those securities that do not have a ready market and cannot be easily sold within seven days at a price that is approximately equal to their value as assessed by the Fund.

         Interest rate swap and index swap agreements. Unlike the U.S. Government Fund, the American Bond may enter into swap agreements, but will consider them as illiquid securities. These are agreements where the Fund receives payments from another party based on a floating interest rate in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a floating interest rate. In an index swap, a fund receives gains or incurs losses based on the total return of an index, in exchange for making fixed or floating interest rate payments to another party. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms.

         Options and futures. The American Bond Fund may invest in options and futures if no more than 5% of the Fund's assets are required as margin deposits. The Fund will, however, limit the notional amount of such investments in futures and options contracts to 20% of its assets. The U.S. Government Fund may invest in options and futures, but only for securities that are issued or guaranteed by the U.S. Government. Otherwise, the U.S. Government Fund is not restricted as to its investments in options and futures, although the Fund expects its margin deposits to be no more than 5% of the Fund's assets. An option represents the right to buy or sell a security at an agreed upon price at a future date. A futures contract is an agreement to purchase or sell a security at a specified price and on a specified date.

         Repurchase agreements. Both Funds may invest in repurchase agreements that are collateralized by U.S. Government securities at 102% of the repurchase price. A repurchase agreement is a contract between a buyer and a seller of securities in which the seller agrees to buy the securities back from the buyer within a specified period of time.

         Securities lending agreements. The American Bond Fund may enter into securities lending agreements whereby the Fund may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in securities transactions. The American Bond Fund receives a fee for such agreements, which generates additional income for the Fund. The U.S. Government Fund is not permitted to engage in securities lending transactions.

         Temporary Defensive Investments. Both Funds may invest their assets in a temporary defensive manner when the Manager believes that the Fund will be affected by adverse market conditions. When investing in this manner, each Fund may hold a substantial part of its assets in cash or cash equivalents. To the extent that a Fund invests in this manner, the Fund may not be able to achieve its investment objective.

         Portfolio Turnover. Both Funds may have portfolio turnover rates that exceed 100%. A turnover rate of 100% means the Fund has sold and replaced securities valued at 100% of its net assets within a single year. In general, higher portfolio turnover rates result in increased transaction costs and increased tax liabilities.

How do the investment restrictions of the Funds differ?

         Both Funds have adopted identical fundamental investment restrictions, which may not be changed without the approval of a Majority Vote of shareholders. There are some differences between the Funds' non-fundamental policies, which have been described above. In addition to those differences, the U.S. Government Fund is prohibited, as a matter of non-fundamental policy, from investing in restricted unregistered securities, whereas the American Bond Fund may invest up to 10% of its assets in such securities.

What are the risks factors associated with investments in the Funds?

         Like all investments, an investment in the Funds involves risk. There is no assurance that a Fund will meet its investment objective. The achievement of a Fund's objective depends upon market conditions generally, and on the investment manager's analytical and portfolio management skills. As with most investments in mutual funds, the best results are generally achieved when an investment in a Fund is held for a number of years.

         The risks of investing in the Funds are basically the same as other investments in securities of similar quality that are issued or guaranteed by the U.S. Government. Since the American Bond Fund may invest up to 20% of its assets in certain types of non-government securities, there are additional risks for the American Bond Fund that are similar to other types of investments in high-quality, non-government fixed-income securities. The investment risks for the Funds are explained below.

         Interest Rate Risk. Interest rate risk is the most significant type of risk for these Funds. Interest rate risk is the risk that the price of securities, and, in particular, bonds with longer maturities, will decrease in value if interest rates rise. These changes can be unpredictable, and as such, the Funds will generally not try to increase return by aggressively capitalizing on interest rate changes. The Funds seek to manage this risk by adjusting the average maturity and duration of a Fund's portfolio assets.

         Income Risk. Income risk is the risk that a Fund's income will decrease due to falling interest rates. Since a Fund can only distribute what it earns, a Fund's distributions to its shareholders may decline when interest rates fall.

         Market Risk. Market risk is the risk that a majority of securities in a certain market--such as stocks or bonds--will decline in value because of economic conditions, future expectations, or investor confidence. This risk may cause the price fluctuation of a security because of the changes in general economic and interest rate conditions that affect the market as a whole. The Funds seek to manage this risk by maintaining a long-term investment approach.

         Credit Risk. Credit risk is the possibility that an issuer of a security will be unable to make interest payments and to pay the principal of a security upon maturity. A change in the credit risk associated with a security may cause a corresponding change in the security's price and the Fund's net asset value. In general, U.S. Government securities are considered to be of high quality and have a low credit risk. By investing primarily in U.S. Treasury securities and other securities that are backed by the U.S. Government or its agencies, the Funds attempt to minimize credit risk.

         The American Bond Fund's ability to invest up to 20% of its assets in non-government securities may expose that Fund to greater credit risk. The Fund, however, conducts a careful credit analysis before investing its assets and restricts its investments to securities that are considered investment grade by NRSROs.

         Call or Prepayment Risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling because the issuer can issue new bonds with lower interest payments. If a bond is called, a Fund may have to replace it with a lower-yielding security, thus temporarily reducing the value of the Fund's portfolio.

         This type of risk can be significant to the Funds because they invest a large percentage of their assets in mortgage securities, particularly the U.S. Government Fund, because it is even more heavily invested in mortgage-backed securities than the American Bond Fund. When interests rates are relatively low, mortgages are more likely to be prepaid. The managers of the Funds take this type of risk into consideration and, when appropriate, attempt to invest in bonds that protect investors against early prepayment.

         Liquidity Risk. Liquidity risk is the possibility that the Funds' portfolio assets cannot be readily sold within seven days at the approximate price that the Fund had valued the security. Both Funds limit their investments in illiquid securities to 10% of their net assets.

                               VOTING INFORMATION

How many votes are necessary to approve the Plan?

         Provided that a quorum is present, the approval of the Plan requires the affirmative vote of the lesser of (i) more than 50% of the outstanding voting securities of the U.S. Government Fund; or (ii) 67% or more of the voting securities of the U.S. Government Fund present at the Meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share, of the U.S. Government Fund held on the Record Date. If sufficient votes to approve the proposal are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies. The holders of a majority of shares of the U.S. Government Fund entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute quorum) may adjourn the Meeting. The Meeting may also be adjourned by the chairperson of the Meeting.

         Abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will not be treated as votes cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved.

How do I ensure my vote is accurately recorded?

         You may attend the Meeting and vote in person. You may also vote by completing and signing the attached proxy card and mailing it in the enclosed postage paid envelope. A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Agreement and Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. You may also vote your shares by phone at ___.___.____. If votes are recorded by telephone, the U.S. Government Fund or its agents will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that shareholders' instructions have been properly recorded. Internet voting is also available at www.__________.

Can I revoke my proxy?

         You may revoke your proxy at any time before it is voted by sending a written notice to the Trust expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy, or by attending the Meeting and voting in person.

What other matters will be voted upon at the Meeting?

         The Board of Trustees of the Trust does not intend to bring any matters before the Meeting other than that described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

         Only shareholders of record of the U.S. Government Fund at the close of business on May 30, 2001 (the "Record Date") will be entitled to vote at the meeting. As of the Record Date, there were [_______________] outstanding shares of the Fund.

What other solicitations will be made?

         The U.S. Government Fund will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of the shares of record. The U.S. Government Fund may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the Trust, without extra pay, may conduct additional solicitations by telephone, telegraph and personal interviews. The Trust may engage a proxy solicitation firm to solicit proxies from brokers, banks, other institutional holders and individual shareholders, which is expected to cost approximately $4,500. The costs of any such additional solicitation and of any adjourned session will be shared by the following parties in the percentages indicated: 25% by the U.S. Government Fund, 25% by the American Bond Fund, and 50% by the Manager.

Are there dissenters' rights?

         Shareholders of the U.S. Government Fund will not be entitled to any "dissenters' rights" since the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until the Closing Date. After the Closing Date, you may redeem your U.S. Government Fund shares or exchange them into shares of certain other funds in the Delaware Investments Family of Funds, subject to the terms of the prospectus of the fund whose shares are being acquired.

                    INFORMATION ABOUT THE AMERICAN BOND FUND

         Information about the American Bond Fund is included in its Prospectus, which is attached to and considered a part of this Proxy Statement/Prospectus. Additional information about the American Bond Fund is included in the American Bond Fund's Statement of Additional Information dated September 29, 2000 and the Statement of Additional Information dated [June 1], 2001 (relating to this Prospectus/Proxy Statement), each of which is incorporated by reference herein. You may request free copies of the Statements of Additional Information, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Surviving Trust at Attention: Account Services, 1818 Market Street, Philadelphia, PA 19103-3682.

         This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the American Bond Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the American Bond Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

                   INFORMATION ABOUT THE U.S. GOVERNMENT FUND

         Information about the U.S. Government Fund is included in its current Prospectus, Annual Report to Shareholders, Statement of Additional Information dated February 28, 2001, and the Statement of Additional Information dated [June 1], 2001 (relating to this Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Trust at Attention: Account Services, 1818 Market Street, Philadelphia, PA 19103-3682.

                           INFORMATION ABOUT EACH FUND

         The Funds files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act. These materials can be inspected and copied at: the public reference facilities maintained by the SEC at Room 1200, 450 Fifth Street N.W., Washington, DC 20549. Also, copies of such material can be obtained from the Public Reference Branch, SEC, 450 Fifth Street, N.W., Washington, DC 20549, at prescribed rates or from the SEC's Internet site at http:\\www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

                           PRINCIPAL HOLDERS OF SHARES

         On the Record Date, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding voting shares of the U.S. Government Fund.

         To the best knowledge of the U.S. Government Fund, as of the Record Date, no person, except as set forth in the table below owned of record 5% or more of the outstanding shares of any class of the U.S. Government Fund. The U.S. Government Fund has no knowledge of beneficial ownership.


--------------------------------------------------------------------------------
  Class           Name and Address of Account         Share Amount    Percentage
  -----           ---------------------------         ------------    ----------
--------------------------------------------------------------------------------

                                 TO BE PROVIDED

         On the Record Date, the officers and trustees of the American Bond Fund's Trust, as a group, owned less than 1% of the outstanding shares of the American Bond Fund.

         To the best knowledge of the American Bond Fund, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding voting shares of any class of the Acquiring Fund. The American Bond Fund has no knowledge of beneficial ownership.

--------------------------------------------------------------------------------
  Class           Name and Address of Account         Share Amount    Percentage
  -----           ---------------------------         ------------    ----------
--------------------------------------------------------------------------------

                                 TO BE PROVIDED

                              EXHIBITS TO COMBINED
                         PROXY STATEMENT AND PROSPECTUS


Exhibit


  A Form of Agreement and Plan of Reorganization between Voyageur Funds (on behalf of Delaware U.S. Government Securities Fund) and Delaware Group Government Fund (on behalf of Delaware American Government Bond
         Fund)

  B      Pospectus of Delaware American Government Bond Fund, dated September
         29, 2000

  C Annual Report to Shareholders of Delaware American Government Bond Fund, for the fiscal year ended July 31, 2000

EXHIBIT A



                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


                  AGREEMENT AND PLAN OF REORGANIZATION, made as of this ___ day of ________ 2001, by and between Delaware Group [ ] (the "[Surviving] Trust"), a business trust created under the laws of the State of Delaware, with its principal place of business at 3400 One Commerce Square, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware [] Fund ("[Surviving] Fund"), and [Delaware Group/Voyageur] [ ] [Fund/Trust] (the "[Target] Trust"), a business trust created under the laws of the State of Delaware, with its principal place of business also at One Commerce Square, 34th Floor, Philadelphia, Pennsylvania 19103, on behalf of its series Delaware [ ] Fund ("[Target] Fund") .

                             PLAN OF REORGANIZATION

                  The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by the [Surviving] Trust on behalf of the [Surviving] Fund of substantially all of the property, assets and goodwill of the [Target] Fund in exchange solely for shares of beneficial interest, no par value, of the [Surviving] Fund - Class A ("[Surviving] Fund Class A Shares"), shares of beneficial interest, no par value, of the [Surviving] Fund - Class B ("[Surviving] Fund Class B Shares"), [and] shares of beneficial interest, no par value, of the [Surviving] Fund - Class C shares ("[Surviving] Fund Class C Shares"), [and shares of beneficial interest, no par value of the [Surviving] Fund -- Institutional Class ("[Surviving] Fund Institutional Class Shares")], and the assumption by the [Surviving] Trust on behalf of the [Surviving] Fund of all of the liabilities of the [Target] Fund;
(ii) the distribution of (a) [Surviving] Fund Class A shares to the shareholders of [Target] Fund - Class A Shares ("[Target] Fund Class A Shares"), (b) [Surviving] Fund Class B Shares to the shareholders of [Target] Fund - Class B Shares ("[Target] Fund Class B Shares"), [and] (c) [Surviving] Fund Class C Shares to the shareholders of [Target] Fund -- Class C Shares ("[Target] Fund Class C Shares") [, and (d) [Surviving] Fund Institutional Class Shares to the shareholders of [Target] Fund - Institutional Class Shares ("[Target] Fund Institutional Class Shares")], according to their respective interests in complete liquidation of the [Target] Fund; and (iii) the dissolution of the [Target] Fund as soon as practicable after the closing (as referenced in Section 3, hereof, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement and Plan of Reorganization ("Agreement") hereinafter set forth.

                                    AGREEMENT

                  In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

         1. Sale and Transfer of Assets and Liabilities, Liquidation and Dissolution of the [Target] Fund

                  (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the [Surviving] Trust herein contained, and in consideration of the delivery by the [Surviving] Trust of the number of its shares of beneficial interest of the [Surviving] Fund hereinafter provided, the [Target] Trust, on behalf of the [Target] Fund, agrees that it will sell, convey, transfer and deliver to the [Surviving] Trust, on behalf of the [Surviving] Fund, at the Closing provided for in Section 3, all of the liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise ("Liabilities") and the assets of the [Target] Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof, hereinafter called the "Valuation Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the [Target] Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the [Target] Fund's costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the [Target] Fund as liability reserves, (2) to discharge all of the [Target] Fund's Liabilities on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent liabilities as the trustees of the [Target] Trust shall reasonably deem to exist against the [Target] Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the [Target] Fund (hereinafter "Net Assets"). The [Target] Trust, on behalf of the [Target] Fund, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The [Target] Trust agrees to use commercially reasonable efforts to identify all of the [Target] Fund's Liabilities prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date.

                  (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the [Target] Trust herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the [Surviving] Trust agrees at the Closing to assume the Liabilities, on behalf of the [Surviving] Fund, and to deliver to the [Target] Fund: (i) the number of [Surviving] Fund Class A Shares, determined by dividing the net asset value per share of [Surviving] Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of [Target] Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the [Target] Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of [Surviving] Fund Class B Shares, determined by dividing the net asset value per share of [Surviving] Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of [Target] Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Class B Shares as of Close of Business on the Valuation Date; [and] (iii) the number of [Surviving] Fund Class C Shares, determined by dividing the net asset value per share of [Surviving] Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of [Target] Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Class C Shares as of Close of Business on the Valuation Date [.][; and (iv) the number of [Surviving] Fund Institutional Class Shares, determined by dividing the net asset value per share of [Surviving] Fund Institutional Class Shares as of Close of Business on the Valuation Date by the net asset value per share of [Target] Fund Institutional Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Institutional Class Shares as of Close of Business on the Valuation Date.] All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

                  (c) As soon as practicable following the Closing, the [Target] Fund shall dissolve and distribute pro rata to its shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the [Surviving] Fund received by the [Target] Fund pursuant to this Section
1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the [Surviving] Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the [Target] Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the [Surviving] Fund shall be carried to the third decimal place. No certificates representing shares of beneficial interest of the [Surviving] Fund will be issued to shareholders of the [Target] Fund Shares irrespective of whether such shareholders hold their shares in certificated form.

                  [If certificates are outstanding add the following:

                  (d) At the Closing, each shareholder of record of the [Target] Trust shall be entitled to surrender the same to the transfer agent for the [Surviving] Trust and request in exchange therefor a certificate or certificates representing the number of whole shares of beneficial interest of the class of [Surviving] Fund shares into which the corresponding shares of beneficial interest of the [Target] Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for fractional shares of beneficial interest of the [Surviving] Trust shall not be issued, but such fractional shares shall continue to be carried by the [Surviving] Trust in book entry form for the account of such shareholder. Until so surrendered, each outstanding certificate, which, prior to Closing, represented shares of beneficial interest of the [Target] Fund, shall be deemed for all [Surviving] Fund purposes to evidence ownership of the number of shares of beneficial interest of the [Surviving] Fund into which the shares of beneficial interest of the [Target] Fund (which prior to Closing were represented thereby) have been converted.]

                  (e) At the Closing, each shareholder of record of the [Target] Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the [Target] Fund that such person had on such Distribution Record Date.

         2.       Valuation

                  (a) The value of the [Target] Fund's Net Assets to be acquired by the [Surviving] Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the [Target] Fund's currently effective prospectus and statement of additional information.

                  (b) The net asset value of a share of beneficial interest of the [Surviving] Fund Class A Shares, [Surviving] Fund Class B Shares, [and] [Surviving] Fund Class C Shares [, and [Surviving] Fund Institutional Class Shares] shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the [Surviving] Fund's currently effective prospectus and statement of additional information.

                  (c) The net asset value of a share of beneficial interest of the [Target] Fund Class A Shares, [Target] Fund Class B Shares, [and] [Target] Fund Class C Shares [, and [Target] Fund Institutional Class Shares] shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the [Target] Fund's currently effective prospectus and statement of additional information.

         3.       Closing and Valuation Date

                  The Valuation Date shall be July 19, 2001, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of the [Surviving] Trust, 3400 One Commerce Square, Philadelphia, Pennsylvania 19103 at approximately 9:00 a.m. Eastern time on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the [Surviving] Trust or [Target] Trust, accurate appraisal of the value of the net assets of the [Target] Fund or the [Surviving] Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the [Target] Fund and the [Surviving] Fund is practicable in the judgment of the [Surviving] Trust and [Target] Trust. The [Target] Trust shall have provided for delivery as of the Closing of those Net Assets of the [Target] Fund to be transferred to the [Surviving Fund's] Custodian, [Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15258] [The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245] [Norwest Bank Minnesota, N.A., Sixth Street & Marquette Avenue, Minneapolis, MN 55402]. Also, the [Target] Trust shall deliver at the Closing a list of names and addresses of the shareholders of record of its [Target] Fund Shares, and the number of shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The [Surviving] Trust shall issue and deliver a certificate or certificates evidencing the shares of the [Surviving] Fund to be delivered at the Closing to said transfer agent registered in such manner as the [Target] Trust may request, or provide evidence satisfactory to the [Target] Trust that such shares of beneficial interest of the [Surviving] Fund have been registered in an open account on the books of the [Surviving] Fund in such manner as the [Target] Trust may request.

         4.       Representations and Warranties by the [Target] Trust

                  The [Target] Trust represents and warrants to the [Surviving] Trust that:

                  (a) The [Target] Trust is a business trust created under the laws of the [State of Delaware] [Commonwealth of Massachusetts] on [December 17, 1998] [September 17, 1991], and is validly existing and in good standing under the laws of that [State] [Commonwealth]. The [Target] Trust, of which the [Target] Fund is a [diversified] [non-diversified] separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

                  (b) The [Target] Trust is authorized to issue an unlimited number of shares of beneficial interest of the [Target] Fund, without par value. Each outstanding share of the [Target] Fund is duly and validly issued, fully paid, non-assessable and has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable.

                  (c) The financial statements appearing in the [Target] Fund Annual Report to Shareholders for the fiscal year ended [February 28/April 30, 2001] [July 31/August 31/October 31/November 30, 2000], audited by Ernest & Young, LLP, copies of which have been delivered to the [Surviving] Trust, fairly present the financial position of the [Target] Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (d) The books and records of the [Target] Fund made available to the [Surviving] Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the [Target] Fund.

                  (e) The statement of assets and liabilities to be furnished by the [Target] Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the [Surviving] Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the [Target] Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (f) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

                  (g) The [Target] Trust has the necessary power and authority to conduct its business and the business of the [Target] Fund as such businesses are now being conducted.

                  (h) The [Target] Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement and Plan of Reorganization.

                  (i) The [Target] Trust has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Plan of Reorganization by the [Target] Fund's shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been duly and validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

                  (j) Neither the [Target] Trust nor the [Target] Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

                  (k) The [Target] Trust does not have any unamortized or unpaid organizational fees or expenses.

                  (l) The [Target] Fund has since its inception satisfied, will at the Closing satisfy, and consummation of the transactions contemplated by this Agreement will not cause it to fail to satisfy, for any period, the requirements of Subchapter M of the Code relating to qualification as a regulated investment company.


         5.       Representations and Warranties by the [Surviving] Trust

                  The [Surviving] Trust represents and warrants to the [Target] Trust that:

                  (a) The [Surviving] Trust is a business trust created under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of that State. The [Surviving] Trust, of which the [Surviving] Fund is a [diversified] [non-diversified] separate series of shares, is duly registered under the 1940 Act, as an open-end, management investment company, such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

                  (b) The [Surviving] Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the [Surviving] Fund. Each outstanding share of the [Surviving] Fund is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable. The shares of beneficial interest of the [Surviving] Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be duly and validly issued and fully paid and non-assessable, fully transferable and have full voting rights.

                  (c) At the Closing, each class of shares of beneficial interest of the [Surviving] Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the [Target] Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

                  (d) The statement of assets and liabilities of the [Surviving] Fund to be furnished by the [Surviving] Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the [Surviving] Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the [Surviving] Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (e) At the Closing, the [Surviving] Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

                  (f) The [Surviving] Trust has the necessary power and authority to conduct its business and the business of the [Surviving] Fund as such businesses are now being conducted.

                  (g) The [Surviving] Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

                  (h) The [Surviving] Trust has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly and validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject to enforcement to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

                  (i) Neither the [Surviving] Trust nor the [Surviving] Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

                  (j) The books and records of the [Surviving] Fund made available to the [Target] Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the [Surviving] Fund.

                  (k) The [Surviving] Fund has since its inception satisfied, will at the Closing satisfy, and consummation of the transactions contemplated by this Agreement will not cause it to fail to satisfy, for any period, the requirements of Subchapter M of the Code relating to qualification as a regulated investment company.

         6. Representations and Warranties by the [Target] Trust and the [Surviving] Trust

                  The [Target] Trust and the [Surviving] Trust each represents and warrants to the other that:

                  (a) There are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

                  (b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

                  (c) It has duly and timely filed, on behalf of the [Target] Fund or the [Surviving] Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by such [Target] Fund or [Surviving] Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such [Target] Fund or [Surviving] Fund. On behalf of the [Target] Fund or the [Surviving] Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the [Target] Fund or [Surviving] Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the [Target] Fund or [Surviving] Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the [Target] Fund or [Surviving] Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the [Target] Fund or [Surviving] Fund, as appropriate.

                  (d) All information provided to the [Target] Trust by the [Surviving] Trust, and by the [Target] Trust to the [Surviving] Trust, for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Agreement pursuant to which approval of the [Target] shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

                  (e) Except in the case of the [Target] Trust with respect to the approval of the [Target] Fund's shareholders of the Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or [Delaware] [Massachusetts] business trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

         7.       Covenants of the [Target] Trust

                  (a) The [Target] Trust covenants to operate business of the [Target] Fund as presently conducted between the date hereof and the Closing.

                  (b) The [Target] Trust undertakes that the [Target] Fund will not acquire the shares of beneficial interest of the [Surviving] Fund for the purpose of making distributions thereof other than to the [Target] Fund's shareholders.

                  (c) The [Target] Trust covenants that by the Closing, all of the [Target] Fund's federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

                  (d) The [Target] Trust will at the Closing provide the [Surviving] Trust with:

                      (1) A statement of the respective tax basis of all investments to be transferred by the [Target] Fund to the [Surviving] Fund.

                      (2) A copy of the shareholder ledger accounts for all of the shareholders of record of the [Target] Fund's shares as of the Close of Business on the Valuation Date, who are to become holders of the [Surviving] Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

                  (e) The [Target] Trust agrees to mail to each shareholder of record entitled to vote at the meeting of shareholders at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

                  (f) The [Target] Trust shall supply to the [Surviving] Trust, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

         8.       Covenants of the [Surviving] Trust

                  (a) The [Surviving] Trust covenants that the shares of beneficial interest of the [Surviving] Fund to be issued and delivered to the [Target] Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, duly and validly issued, and fully paid and non-assessable, and no shareholder of the [Surviving] Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

                  (b) The [Surviving] Trust covenants to operate the business of the [Surviving] Fund as presently conducted between the date hereof and the Closing.

                  (c) The [Surviving] Trust covenants that by the Closing, all of the [Surviving] Fund's federal and other tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

                  (d) The [Surviving] Trust shall supply to the [Target] Trust, at the Closing, the statement of assets and liabilities described in Section 5(d) of this Agreement in conformity with the requirements described in such Section.

                  (e) The [Surviving] Trust will file with the United States Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the shares of beneficial interest of the [Surviving] Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the [Target] Fund's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

         9. Conditions Precedent to be Fulfilled by the [Target] Trust and the [Surviving] Trust

                  The obligations of the [Target] Trust and the [Surviving] Trust to effectuate this Agreement and the Plan of Reorganization hereunder shall be subject to the following respective conditions:

                  (a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date;
(2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

                  (b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Trustees, certified by the Secretary or equivalent officer.

                  (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

                  (d) That this Agreement and the Plan of Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the [Target] Fund at an annual or special meeting or any adjournment thereof.

                  (e) That the [Target] Fund shall have declared a distribution or distributions prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

                  (f) That prior to or at the Closing, the [Target] Trust and the [Surviving] Trust shall receive an opinion from Stradley, Ronon, Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and in accordance with customary representations provided by the [Target] Trust and the [Surviving] Trust in certificates delivered to SRSY:

                           (1) The acquisition by the [Surviving] Fund of
                  substantially all of the assets and the assumption of the liabilities of the [Target] Fund in exchange solely for the [Surviving] Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the [Target] Fund to its shareholders of the [Surviving] Fund shares in complete liquidation of the [Target] Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the [Surviving] Fund and the [Target] Fund will each be a "party to the reorganization" within the meaning of
                  Section 368(b) of the Code;

                           (2) No gain or loss will be recognized by the
                  [Target] Fund upon the transfer of substantially all of its assets to and the assumption of the liabilities by the [Target] Fund in exchange solely for the voting shares of the [Surviving] Fund (to be issued in accordance with Section 1 hereof) under to Section 361(a) and Section 357(a) of the Code;

                           (3) No gain or loss will be recognized by the
                  [Surviving] Fund upon the receipt by it of substantially all of the assets and the assumption of the liabilities of the [Target] Fund in exchange solely for the voting shares of the [Surviving] Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

                           (4) No gain or loss will be recognized by the
                  [Target] Fund upon the distribution of the [Surviving] Fund shares to the [Target] Fund shareholders in accordance with
                  Section 1 hereof in liquidation of the [Target] Fund under
                  Section 361(c)(1) of the Code.

                           (5) The basis of the assets of the [Target] Fund
                  received by the [Surviving] Fund will be the same as the basis of such assets to the [Target] Fund immediately prior to the exchange under Section 362(b) of the Code;

                           (6) The holding period of the assets of the [Target]
                  Fund received by the [Target] Fund will include the period during which such assets were held by the [Target] Fund under
                  Section 1223(2) of the Code;

                           (7) No gain or loss will be recognized by the
                  shareholders of the [Target] Fund upon the exchange of their shares in the [Target] Fund for the voting shares (including fractional shares to which they may be entitled) of the [Surviving] Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

                           (8) The basis of the [Surviving] Fund shares received
                  by the [Target] Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the [Target] Fund exchanged therefor under Section 358(a)(1) of the Code;

                           (9) The holding period of the [Surviving] Fund's
                  shares received by the [Target] Fund's shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the [Target] Fund's shares surrendered in exchange therefor, provided that the [Target] Fund shares were held as a capital asset on the date of the Reorganization under
                  Section 1223(l) of the Code; and

                           (10) The [Surviving] Fund will succeed to and take
                  into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the "Treasury Regulations")) the items of the [Target] Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

                   (g) That the [Surviving] Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the [Target] Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

                           (1) The [Target] Trust was created as a business
                  trust under the laws of the [State of Delaware] [Commonwealth of Massachusetts] on [December 17, 1998] [September 17, 1991], and is validly existing and in good standing under the laws of the [State of Delaware] [Commonwealth of Massachusetts];

                           (2) The [Target] Trust is authorized to issue an
                  unlimited number of shares of beneficial interest, without par value, of the [Target] Trust and of the [Target] Fund. Assuming that the initial shares of beneficial interest of the [Target] Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the [Target] Trust, and that all other such outstanding shares of the [Target] Fund were sold, issued and paid for in accordance with the terms of the [Target] Fund prospectus in effect at the time of such sales, each such outstanding share is duly and validly issued, fully paid, non-assessable, and except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable and has full voting rights;

                           (3) The [Target] Trust is an open-end, investment
                  company of the management type registered as such under the 1940 Act;

                           (4) Except as disclosed in the [Target] Fund's
                  currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the [Target] Trust, the unfavorable outcome of which would materially and adversely affect the [Target] Trust or the [Target] Fund;

                           (5) To such counsel's knowledge, no consent,
                  approval, authorization or order of any court, governmental authority or agency is required for the consummation by the [Target] Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and [Delaware] [Massachusetts] laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

                           (6) Neither the execution, delivery nor performance
                  of this Agreement by the [Target] Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the [Target] Trust is a party or by which the [Target] Trust is otherwise bound; and

                           (7) This Agreement has been duly and validly
                  authorized, executed and delivered by the [Target] Trust and represents the legal, valid and binding obligation of the [Target] Trust and is enforceable against the [Target] Trust in accordance with its terms.

                  In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the [Target] Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the [Target] Trust.

                  (h) That the [Target] Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the [Surviving] Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

                           (1) The [Surviving] Trust was created as a business
                  trust under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of the State of Delaware;

                           (2) The [Surviving] Trust is authorized to issue an
                  unlimited number of shares of beneficial interest, without par value. Assuming that the initial shares of beneficial interest of the [Surviving] Fund were issued in accordance with the 1940 Act and the [Surviving] Trust's Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the [Surviving] Fund were sold, issued and paid for in accordance with the terms of the [Surviving] Fund's prospectus in effect at the time of such sales, each such outstanding share is duly and validly issued, fully paid, non-assessable, freely transferable and has full voting rights;

                           (3) The [Surviving] Trust is an open-end investment
                  company of the management type registered as such under the 1940 Act;

                           (4) Except as disclosed in the [Surviving] Fund's
                  currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the [Surviving] Trust, the unfavorable outcome of which would materially and adversely affect the [Surviving] Trust or the [Surviving] Fund;

                           (5) The shares of beneficial interest of the
                  [Surviving] Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been duly and validly issued and fully paid and will be non-assessable by the [Surviving] Trust or the [Surviving] Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

                           (6) To such counsel's knowledge, no consent,
                  approval, authorization or order of any court, governmental authority or agency is required for the consummation by the [Surviving] Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

                           (7) Neither the execution, delivery nor performance
                  of this Agreement by the [Surviving] Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the [Surviving] Trust is a party or by which the [Surviving] Trust is otherwise bound; and

                           (8) This Agreement has been duly and validly
                  authorized, executed and delivered by the [Surviving] Trust and represents the legal, valid and binding obligation of the [Surviving] Trust and is enforceable against the [Surviving] Trust in accordance with its terms.

                  In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the [Surviving] Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the [Surviving] Trust.

                  (i) That the [Surviving] Trust's Registration Statement with respect to the shares of beneficial interest of the [Surviving] Fund to be delivered to the [Target] Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

                  (j) That the shares of beneficial interest of the [Surviving] Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the [Surviving] Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each [Target] Fund shareholder.

                  (k) That at the Closing, the [Target] Trust, on behalf of the [Target] Fund, transfers to the [Surviving] Fund aggregate Net Assets of the [Target] Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the [Target] Fund at the Close of Business on the Valuation Date.

         10.      Fees and Expenses; Other Agreements

                  (a) The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne one-quarter by the [Target] Fund, one-quarter by the [Surviving] Fund, one-quarter by the [Target Fund's Adviser], and one-quarter by the [Surviving Fund's Adviser].

                  (b) Any other provision of this Agreement to the contrary notwithstanding, any liability of the [Target] Trust under this Agreement with respect to any series of the [Target] Trust, or in connection with the transactions contemplated herein with respect to any series of the [Target] Trust, shall be discharged only out of the assets of that series of the [Target] Trust, and no other series of the [Target] Trust shall be liable with respect thereto.

         11.      Termination; Waiver; Order

                  (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the [Target] Fund) prior to the Closing as follows:

                      (1) by mutual consent of the [Target] Trust and the [Surviving] Trust;

                      (2) by the [Surviving] Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the [Surviving] Trust; or

                      (3) by the [Target] Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the [Target] Trust.

                  (b) If the transactions contemplated by this Agreement have not been consummated by ________ ___, 2001, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both the [Target] Trust and the [Surviving] Trust.

                  (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the [Target] Trust or the [Surviving] Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

                  (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the [Target] Trust or the [Surviving] Trust, respectively (whichever is entitled to the benefit thereof).

                  (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization.

                  (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the [Target] Trust or the Board of Trustees of the [Surviving] Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the [Target] Fund, unless such further vote is required by applicable law, or by mutual consent of the parties.

         12.      Final Tax Returns and Forms 1099 of the [Target] Fund

                  (a) After the Closing, the [Target] Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the [Target] Trust with respect to the [Target] Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

                  (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by the [Target] Trust or the [Target] Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the [Target] Fund to the extent such expenses have been or should have been accrued by the [Target] Fund in the ordinary course without regard to the Plan of Reorganization contemplated by this Agreement; any excess expenses shall be borne by [(typically) a third party other than the [Surviving] Trust or the [Target] Trust or their respective series] at the time such Tax returns and Forms 1099 are prepared.

         13.      Cooperation and Exchange of Information

                  The [Surviving] Trust and the [Target] Trust will provide each other and their respective representatives with such cooperation and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters of the [Target] Fund and [Surviving] Fund for its taxable period first ending after the Closing and for all prior taxable periods.

         14.      Entire Agreement and Amendments

                  This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

         15.      Counterparts

                  This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

         16.      Notices

                  Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the [Target] Trust or the [Surviving] Trust at 3400 One Commerce Square, Philadelphia, PA 19103, Attention: Secretary.

         17.      Governing Law

                  This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

         18.      Effect of Facsimile Signature

                  A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

                  IN WITNESS WHEREOF, the [Target] Trust and the [Surviving] Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

                                   [Target] Trust, on behalf of the
                                   [Target] Fund



                                   By:
                                      ---------------------------------------
                                   Title:
                                         ------------------------------------

                                   [Surviving] Trust, on behalf of the
                                   [Surviving] Fund


                                   By:
                                      ---------------------------------------
                                   Title:
                                         ------------------------------------

                                                                       EXHIBIT B

[Prospectus of Delaware American Government Bond Fund dated September 29, 2000 as previously filed via EDGAR is incorporated herein by reference and will be included with the mailing to Shareholders]

                                                                       EXHIBIT C

[Annual Report to Shareholders of Delaware American Government Bond Fund for the fiscal year ended July 31, 2000 as previously filed via EDGAR is incorporated herein by reference and will be included with the mailing to Shareholders]

(FUND NAME)
SPECIAL SHAREHOLDER MEETING - JULY 26, 2001

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES
The undersigned hereby appoints David K. Downes, Richard J. Flannery and Richelle S. Maestro, or any of them, each with the right of substitution, proxies of the undersigned at the Special Meeting of Shareholders of the fund named above (the "Fund"), a series of the Trust (as defined in the proxy statement) to be held at the Crowne Plaza Hotel, 1800 Market Street, Philadelphia, Pennsylvania, on Thursday, July 26, 2001 at 11:00 A.M., or at any postponement or adjournments thereof, with all the powers which the undersigned would possess if personally present, and instructs them to vote upon any matters which may properly be acted upon at this meeting and specifically as indicated on the reverse side of this form. Please refer to the proxy statement for a discussion of these matters.

BY SIGNING AND DATING THIS CARD, YOU AUTHORIZE THE PROXIES TO VOTE THE PROPOSAL AS MARKED, OR IF NOT MARKED, TO VOTE "FOR" THE PROPOSAL, AND TO USE THEIR DISCRETION TO VOTE ANY OTHER MATTER THAT MAY PROPERLY COME BEFORE THE MEETING, OR AT ANY POSTPONEMENT OR ADJOURNMENT THEREOF. PLEASE COMPLETE AND MAIL THIS CARD AT ONCE IN THE ENCLOSED POSTAGE-PAID ENVELOPE.



Please vote by checking ( |X| ) the appropriate box below.


1.  To approve or disapprove an Agreement and        FOR     AGAINST     ABSTAIN
    and Plan of Reorganization between the Trust,    / /       / /         / /
    on behalf of the Fund, and Delaware Group
    Government Fund, on behalf of its series, Delaware American Government Bond Fund (the
    "American Government Bond Fund"), that
    provides for: (i) the acquisition of
    substantially all of the assets, subject to the liabilities, of the Fund in exchange for shares of the American Government Bond
    Fund; and (ii) the dissolution of the Fund.



                             THIS PROXY CARD IS ONLY VALID WHEN SIGNED AND DATED. TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND AVOID THE ADDITIONAL EXPENSE TO THE FUND OF FURTHER SOLICITATION, PLEASE DATE AND SIGN NAME OR NAMES BELOW AS PRINTED ON THIS CARD TO AUTHORIZE THE VOTING OF YOUR SHARES AS INDICATED. WHERE SHARES ARE REGISTERED WITH JOINT OWNERS, ALL JOINT OWNERS SHOULD SIGN. PERSONS SIGNING AS EXECUTOR, ADMINISTRATOR, TRUSTEE OR OTHER REPRESENTATIVE SHOULD GIVE FULL TITLE AS SUCH.

                             Date                          , 2001
                                  -------------------------

                             ------------------------------------------------


                             ------------------------------------------------
                             Signature(s) (Joint Owners)(PLEASE SIGN WITHIN BOX)

Part B
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                         DELAWARE GROUP GOVERNMENT FUND
                              Dated [June 1,] 2001



Acquisition of the Assets of the
DELAWARE U.S. GOVERNMENT SECURITIES FUND
(a series of Voyageur Funds)


By and in exchange for shares of the
DELAWARE AMERICAN GOVERNMENT BOND FUND
(a series of Delaware Group Government Fund)


         This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets, subject to the liabilities, of the Delaware U.S. Government Securities Fund (the "U.S. Government Fund"), a series of Voyageur Funds, for shares of Delaware American Government Bond Fund, a series of Delaware Group Government Fund.

         This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

         1. Statement of Additional Information of Delaware American Government Bond Fund, dated September 29, 2000.

         2. Semi-Annual Report of Delaware American Government Bond Fund for the fiscal period ended January 31, 2001.

         3. Annual Report of Delaware U.S. Government Securities Fund for the fiscal year ended October 31, 2000.

         4.  Pro Forma Financial Statements.

         This SAI is not a Prospectus; you should read this SAI in conjunction with the Joint Proxy Statement/Prospectus dated [June 1], 2001, relating to the above-referenced transaction. You can request a copy of the Joint Proxy Statement/Prospectus by calling 1-800-523-1918 or by writing to Delaware American Government Bond Fund, Attention: Account Services, 1818 Market Street, Philadelphia, PA 19103-3682.

                                [To Be Inserted]



[Statement of Additional Information of Delaware American Government Bond Fund, dated September 29, 2000 as previously filed via EDGAR is incorporated herein by reference and will be mailed to any Shareholder who requests this SAI.]

                                [To Be Inserted]



[Semi-Annual Report of Delaware American Government Bond Fund for the fiscal period ended January 31, 2001 as previously filed via EDGAR is incorporated herein by reference and will be mailed to any Shareholder who requests this SAI.]

                                [To Be Inserted]



[Annual Report of Delaware U.S. Government Securities Fund for the fiscal year ended October 31, 2000 as previously filed via EDGAR is incorporated herein by reference and will be mailed to any Shareholder who requests this SAI.]

Delaware American Government Bond Fund
Pro Forma Portfolio of Investments(C)
January 31, 2001
(Unaudited)


                                                                         Delaware                           Delaware
                                                     % of Net   American Government Bond Fund   U.S. Government Securities Fund
                                                      Assets     Shares/Par     Market Value       Shares/Par    Market Value
                                                     ========   =============================   ==================================
Agency Mortgage-Backed Securities-                   37.38%
        Fannie Mae
        6.50%  12/1/14 to 3/1/15                               $ 8,043,308     $ 8,095,875        $ 1,800,000   $ 1,811,813
        7.00% 9/1/28 to 11/1/10                                     45,208          45,349
        8.00% 2/1/30                                             1,018,684       1,051,473
        9.00% 6/25/18                                               13,547          14,391
        11.50% 5/1/09                                              943,424       1,020,713
        12.00% 7/1/18                                              790,138         896,206
        Freddie Mac
        6.50% 8/1/30                                               472,603         470,683
        7.00% 10/1/30                                            5,045,060       5,101,817
        9.00% 12/1/05                                              500,667         514,122
        9.50% 2/15/20                                              341,366         358,713
        10.00% 1/1/19 to 5/1/22                                    859,709         932,876
        10.25% 4/1/08                                               15,711          16,747
        10.50% 6/1/30                                              344,680         374,301
        10.75% 9/1/11                                               30,575          32,868
        11.50% 4/1/11 to 3/1/16                                    819,860         914,374
        12.00% 5/1/09 to 12/1/10                                 1,214,644       1,331,375
        Freddie Mac - Gold
        6.50% 4/1/29 to 7/1/29                                           -               -          5,219,717     5,201,774
        7.00% 11/1/30                                            1,493,393       1,511,127                  -             -
        7.50% 7/15/30 to 10/1/30                                14,792,646      15,143,971                  -             -
        GNMA
        6.00% 11/20/28                                                   -               -          1,794,550     1,755,295
        6.50% 7/15/20 to 2/20/30                                   350,164         351,477          5,050,078     5,057,387
        7.50% 3/15/27 to 9/20/30                                         -               -          8,934,703     9,165,790
        8.00% 1/15/27 to 5/15/30                                         -               -          1,370,722     1,419,167
        9.50% 9/15/17                                              328,422         354,593                  -             -
        10.00% 3/15/16 to 9/15/18                                  183,681         198,590             25,928        28,099
        11.00% 12/15/09 to 1/15/14                                 643,260         706,772                  -             -
        11.50% 10/20/14                                             55,873          61,845                  -             -
        12.00% 6/15/14 to 12/15/15                               1,315,535       1,487,793                  -             -
        12.25% 3/15/14                                              65,544          74,304                  -             -
        12.50% 1/15/11 to 7/15/14                                  211,458         241,809                  -             -
        12.50% 1/15/16 to 7/15/15                                   56,937          65,110                  -             -
        GNMA GPM
        11.50% 3/15/13                                             114,312         127,172                  -             -
        GNMA I GPM
        11.00% 2/15/10 to 9/15/10                                   78,236          86,011                  -             -
        11.50% 8/15/14                                              38,775          43,093                  -             -
        11.75% 8/15/13                                             330,459         371,250                  -             -
        12.00% 1/15/13                                              38,931          44,040                  -             -
        GNMA II GPM
        10.25% 3/20/18                                              12,008          12,706                  -             -
        10.75% 1/20/16 to 2/20/18                                  163,341         174,550                  -             -
        12.00% 11/20/13                                              8,955          10,063                  -             -
        GNMA II
        8.00% 6/20/30                                                    -               -          1,431,223     1,476,396
        9.00% 10/20/01 to 10/20/05                                 271,090         280,826                  -             -
        10.00% 12/20/02 to 6/20/21                                 688,835         737,367              8,144         8,325
        10.50% 3/20/16 to 7/20/21                                  306,155         330,173
        11.00% 5/20/15 to 7/20/19                                   90,754          99,348
        11.50% 10/20/15                                              8,462           9,358
        12.00% 1/20/14 to 6/20/14                                   88,771          99,804
        12.50% 10/20/13 to 12/20/13                                420,135         485,199
        GNMA I S.F.
        9.50% 10/15/19                                              28,325          30,556
        10.00% 1/15/18 to 9/15/18                                  109,776         118,834
        11.00% 12/15/09 to 3/15/10                                 199,723         219,533
        11.50% 7/15/15                                              56,806          63,162
        12.00% 12/15/12 to 6/15/15                                 523,290         591,906
        12.50% 5/15/10 to 6/15/10                                   49,336          56,412
        GNMA II S.F.
        12.00% 5/20/14 to 5/20/15                                  113,644         128,506
        12.50% 5/20/14 to 7/20/15                                  119,024         137,570
        GNSF
        9.50% 8/15/21 to 3/15/23                                   659,878         711,916
                                                                             -------------                    -------------
                                                                                46,338,629                       25,924,046
                                                                             -------------                    -------------
Asset-Backed Securities                               1.59%
        Peoplefirst.com Auto
        Receivable Trust
        2000-2 A4
        5.80% 3/1/07                                             1,000,000       1,019,688                  -             -
        Residential Asset
        Securities Series
        2000-KSA Class AI3
        7.355% 1/25/26                                           2,000,000       2,056,450                  -             -
                                                                             -------------                    -------------
                                                                                 3,076,138                                -
                                                                             -------------                    -------------
Collateralized Mortgage Obligations                  10.62%
        Collateralized Mortgage Securities
        Corporation 11.45% 11/1/15                                 106,489         106,819                  -             -
        Fannie Mae
           Series 94-23 PK 6.00% 5/25/10                         3,250,000       3,274,083                  -             -
           Strip D-2 11.00% 4/1/09                                 989,976       1,062,485                  -             -
           Strip F 2 CMO 11.50% 5/1/09                             490,467         531,659                  -             -
           Whole Loan 1998-W3 6.50% 7/25/28                      1,000,000       1,021,530                  -             -
        GNR 1999-10 6.50% 5/20/28                                        -               -          2,000,000     2,007,486
        Investor GNMA Mortgage-Backed Securities
        Trust Series 1984-4 Class F 10.875% 10/25/13               870,437         884,695                  -             -
        Residential Funding Mortgage Security
        Series 1999-S10 Class A1 6.25% 4/25/14                   3,269,241       3,294,348                  -             -
        SLM Student Loan Trust
           1996-2 A1 6.54% 10/25/04                              1,930,073       1,926,039                  -             -
           1998-1 A1 6.74% 1/25/07                               5,205,249       5,197,929                  -             -
        Travelers Mortgage Securities
        1-Z2 12.00% 3/1/14                                       1,118,911       1,220,369                  -             -
                                                                             -------------                    -------------
                                                                                18,519,956                        2,007,486
                                                                             -------------                    -------------

Commercial Mortgage-Backed Security                   3.43%
        Commercial Series 2000- C1 A1 7.21% 9/15/08              1,178,982       1,236,910                  -             -
        DLJ Commercial Mortgage Series
        1999-CG1 Class A1A
            6.08% 8/10/08                                        2,681,482       2,700,661                  -             -
        First Union National Bank Commercial Mortgage
        Series 1999-C4
         Class A1  7.184% 9/15/08                                2,125,738       2,224,201                  -             -
        GMAC Commercial Mortgage Securities 2000-C2
           7.455% 6/16/10                                          440,000         469,690                  -             -
                                                                             -------------                    -------------
                                                                                 6,631,462                                -
                                                                             -------------                    -------------

Corporate Bonds                                           6.37%
        Comm Credit 10.00% 5/15/09                                   1,500,000       1,806,383                  -             -
        Computer Sciences 7.50% 8/8/05                               2,000,000       2,088,324                  -             -
        Daimlerchrysler 8.50% 1/18/31                                2,220,000       2,332,008                  -             -
        Morgan Stanley Dean Witter 7.75% 6/15/05                       665,000         709,954                  -             -
        RBSG Capital 10.125% 3/1/04                                  1,908,000       2,111,049                  -             -
        UBS Preferred Funding Trust I  8.62% 12/29/49                2,000,000       2,182,058                  -             -
        Telefonica Europe 8.25% 9/15/30                              1,000,000       1,084,917                  -             -
                                                                                 -------------                    -------------
                                                                                    12,314,693                                -
                                                                                 -------------                    -------------

Taxable Municipal Bonds                                   0.71%
        Cook County, Illinois School District
        Chicago Heights Series B
           13.15% 12/1/05                                            1,055,000       1,377,587                  -             -
                                                                                 -------------                    -------------
                                                                                     1,377,587                                -
                                                                                 -------------                    -------------

U.S. Government  Agency Obligations                      11.32%
        Fannie Mae
           6.00% 12/15/05 to 5/15/08                                 5,500,000       5,631,736                  -             -
           6.25% 2/1/11                                              2,000,000       2,056,748                  -             -
           6.50% 8/15/04                                                     -               -          1,500,000     1,556,477
           6.625% 9/15/09                                            8,550,000       9,008,323                  -             -
        Freddie Mac
           5.75% 4/15/08                                                     -               -          2,000,000     2,007,556
           6.25% 7/15/04                                             1,570,000       1,616,613                  -             -
                                                                                 -------------                    -------------
                                                                                    18,313,420                        3,564,033
                                                                                 -------------                    -------------

U.S. Treasury Obligations                                26.74%
        U.S. Treasury Bond
        6.125% 8/15/29                                                       -               -          1,600,000     1,727,002
        6.50% 8/31/21                                                        -               -            500,000       504,679
        6.88% 8/15/25                                                1,000,000       1,163,183                  -             -
        7.875% 2/15/21                                                       -               -            120,000       152,113
        8.00% 11/15/21                                                       -               -            820,000     1,055,750
        8.125% 8/15/21                                                       -               -          1,000,000     1,300,899
        8.50% 2/15/20                                                        -               -            500,000       667,459
        8.88% 8/12/17 to 2/15/19                                     3,990,000       5,412,603                  -             -
        9.25% 2/15/16                                                4,510,000       6,204,335                  -             -
        10.38% 11/15/12                                             20,445,000      26,378,855                  -             -
        10.75% 8/15/05                                                 855,000       1,054,423                  -             -
        U.S. Treasury Notes
        4.25% 11/15/03                                                       -               -            303,000       298,858
        4.75% 1/31/03                                                        -               -            825,000       827,437
        4.875% 3/31/01                                                       -               -            555,000       554,872
        5.125% 12/31/02                                                      -               -            700,000       706,201
        5.625% 11/30/02                                                      -               -          1,025,000     1,041,919
        5.75% 8/15/10                                                  675,000         705,416                  -             -
        6.50% 2/15/10                                                  395,000         432,366                  -             -
        7.00% 7/15/06                                                        -               -            545,000       596,676
        U.S.Treasury Strip-Principal 6.54% 11/15/04                          -               -          1,100,000       912,479
                                                                                 -------------                    -------------
                                                                                    41,351,181                       10,346,344
                                                                                 -------------                    -------------
        Total Investments at Market                      98.17%                  $ 147,923,066                     $ 41,841,909
                                                                                 -------------                    -------------
        Total Investments at Cost                                                $ 144,419,229                     $ 40,602,936
                                                                                 -------------                    -------------


                                                                    Delaware
                                                          American Government Bond Fund
                                                               Pro Forma Combined
                                                           Shares/Par    Market Value
                                                          =============================
Agency Mortgage-Backed Securities-
        Fannie Mae
        6.50%  12/1/14 to 3/1/15                         $ 9,843,308    $ 9,907,688
        7.00% 9/1/28 to 11/1/10                               45,208         45,349
        8.00% 2/1/30                                       1,018,684      1,051,473
        9.00% 6/25/18                                         13,547         14,391
        11.50% 5/1/09                                        943,424      1,020,713
        12.00% 7/1/18                                        790,138        896,206
        Freddie Mac
        6.50% 8/1/30                                         472,603        470,683
        7.00% 10/1/30                                      5,045,060      5,101,817
        9.00% 12/1/05                                        500,667        514,122
        9.50% 2/15/20                                        341,366        358,713
        10.00% 1/1/19 to 5/1/22                              859,709        932,876
        10.25% 4/1/08                                         15,711         16,747
        10.50% 6/1/30                                        344,680        374,301
        10.75% 9/1/11                                         30,575         32,868
        11.50% 4/1/11 to 3/1/16                              819,860        914,374
        12.00% 5/1/09 to 12/1/10                           1,214,644      1,331,375
        Freddie Mac - Gold
        6.50% 4/1/29 to 7/1/29                             5,219,717      5,201,774
        7.00% 11/1/30                                      1,493,393      1,511,127
        7.50% 7/15/30 to 10/1/30                          14,792,646     15,143,971
        GNMA
        6.00% 11/20/28                                     1,794,550      1,755,295
        6.50% 7/15/20 to 2/20/30                           5,400,242      5,408,864
        7.50% 3/15/27 to 9/20/30                           8,934,703      9,165,790
        8.00% 1/15/27 to 5/15/30                           1,370,722      1,419,167
        9.50% 9/15/17                                        328,422        354,593
        10.00% 3/15/16 to 9/15/18                            209,609        226,689
        11.00% 12/15/09 to 1/15/14                           643,260        706,772
        11.50% 10/20/14                                       55,873         61,845
        12.00% 6/15/14 to 12/15/15                         1,315,535      1,487,793
        12.25% 3/15/14                                        65,544         74,304
        12.50% 1/15/11 to 7/15/14                            211,458        241,809
        12.50% 1/15/16 to 7/15/15                             56,937         65,110
        GNMA GPM
        11.50% 3/15/13                                       114,312        127,172
        GNMA I GPM
        11.00% 2/15/10 to 9/15/10                             78,236         86,011
        11.50% 8/15/14                                        38,775         43,093
        11.75% 8/15/13                                       330,459        371,250
        12.00% 1/15/13                                        38,931         44,040
        GNMA II GPM
        10.25% 3/20/18                                        12,008         12,706
        10.75% 1/20/16 to 2/20/18                            163,341        174,550
        12.00% 11/20/13                                        8,955         10,063
        GNMA II
        8.00% 6/20/30                                      1,431,223      1,476,396
        9.00% 10/20/01 to 10/20/05                           271,090        280,826
        10.00% 12/20/02 to 6/20/21                           696,979        745,692
        10.50% 3/20/16 to 7/20/21                            306,155        330,173
        11.00% 5/20/15 to 7/20/19                             90,754         99,348
        11.50% 10/20/15                                        8,462          9,358
        12.00% 1/20/14 to 6/20/14                             88,771         99,804
        12.50% 10/20/13 to 12/20/13                          420,135        485,199
        GNMA I S.F.
        9.50% 10/15/19                                        28,325         30,556
        10.00% 1/15/18 to 9/15/18                            109,776        118,834
        11.00% 12/15/09 to 3/15/10                           199,723        219,533
        11.50% 7/15/15                                        56,806         63,162
        12.00% 12/15/12 to 6/15/15                           523,290        591,906
        12.50% 5/15/10 to 6/15/10                             49,336         56,412
        GNMA II S.F.
        12.00% 5/20/14 to 5/20/15                            113,644        128,506
        12.50% 5/20/14 to 7/20/15                            119,024        137,570
        GNSF
        9.50% 8/15/21 to 3/15/23                             659,878        711,916
                                                                      -------------
                                                                         72,262,675
                                                                      -------------
Asset-Backed Securities
        Peoplefirst.com Auto
        Receivable Trust
        2000-2 A4
        5.80% 3/1/07                                       1,000,000      1,019,688
        Residential Asset
        Securities Series
        2000-KSA Class AI3
        7.355% 1/25/26                                     2,000,000      2,056,450
                                                                      -------------
                                                                          3,076,138
                                                                      -------------
Collateralized Mortgage Obligations
        Collateralized Mortgage Securities
        Corporation 11.45% 11/1/15                           106,489        106,819
        Fannie Mae
           Series 94-23 PK 6.00% 5/25/10                   3,250,000      3,274,083
           Strip D-2 11.00% 4/1/09                           989,976      1,062,485
           Strip F 2 CMO 11.50% 5/1/09                       490,467        531,659
           Whole Loan 1998-W3 6.50% 7/25/28                1,000,000      1,021,530
        GNR 1999-10 6.50% 5/20/28                          2,000,000      2,007,486
        Investor GNMA Mortgage-Backed Securities
        Trust Series 1984-4 Class F 10.875% 10/25/13         870,437        884,695
        Residential Funding Mortgage Security
        Series 1999-S10 Class A1 6.25% 4/25/14             3,269,241      3,294,348
        SLM Student Loan Trust
           1996-2 A1 6.54% 10/25/04                        1,930,073      1,926,039
           1998-1 A1 6.74% 1/25/07                         5,205,249      5,197,929
        Travelers Mortgage Securities
        1-Z2 12.00% 3/1/14                                 1,118,911      1,220,369
                                                                      -------------
                                                                         20,527,442
                                                                      -------------

Commercial Mortgage-Backed Security
        Commercial Series 2000- C1 A1 7.21% 9/15/08        1,178,982      1,236,910
        DLJ Commercial Mortgage Series
        1999-CG1 Class A1A
            6.08% 8/10/08                                  2,681,482      2,700,661
        First Union National Bank Commercial Mortgage
        Series 1999-C4
         Class A1  7.184% 9/15/08                          2,125,738      2,224,201
        GMAC Commercial Mortgage Securities 2000-C2
           7.455% 6/16/10                                    440,000        469,690
                                                                      -------------
                                                                          6,631,462
                                                                      -------------

Corporate Bonds
        Comm Credit 10.00% 5/15/09                         1,500,000      1,806,383
        Computer Sciences 7.50% 8/8/05                     2,000,000      2,088,324
        Daimlerchrysler 8.50% 1/18/31                      2,220,000      2,332,008
        Morgan Stanley Dean Witter 7.75% 6/15/05             665,000        709,954
        RBSG Capital 10.125% 3/1/04                        1,908,000      2,111,049
        UBS Preferred Funding Trust I  8.62% 12/29/49      2,000,000      2,182,058
        Telefonica Europe 8.25% 9/15/30                    1,000,000      1,084,917
                                                                      -------------
                                                                         12,314,693
                                                                      -------------

Taxable Municipal Bonds
        Cook County, Illinois School District
        Chicago Heights Series B
           13.15% 12/1/05                                  1,055,000      1,377,587
                                                                      -------------
                                                                          1,377,587
                                                                      -------------

U.S. Government  Agency Obligations
        Fannie Mae
           6.00% 12/15/05 to 5/15/08                       5,500,000      5,631,736
           6.25% 2/1/11                                    2,000,000      2,056,748
           6.50% 8/15/04                                   1,500,000      1,556,477
           6.625% 9/15/09                                  8,550,000      9,008,323
        Freddie Mac
           5.75% 4/15/08                                   2,000,000      2,007,556
           6.25% 7/15/04                                   1,570,000      1,616,613
                                                                      -------------
                                                                         21,877,453
                                                                      -------------

U.S. Treasury Obligations
        U.S. Treasury Bond
        6.125% 8/15/29                                     1,600,000      1,727,002
        6.50% 8/31/21                                        500,000        504,679
        6.88% 8/15/25                                      1,000,000      1,163,183
        7.875% 2/15/21                                       120,000        152,113
        8.00% 11/15/21                                       820,000      1,055,750
        8.125% 8/15/21                                     1,000,000      1,300,899
        8.50% 2/15/20                                        500,000        667,459
        8.88% 8/12/17 to 2/15/19                           3,990,000      5,412,603
        9.25% 2/15/16                                      4,510,000      6,204,335
        10.38% 11/15/12                                   20,445,000     26,378,855 A
        10.75% 8/15/05                                       855,000      1,054,423
        U.S. Treasury Notes
        4.25% 11/15/03                                       303,000        298,858
        4.75% 1/31/03                                        825,000        827,437
        4.875% 3/31/01                                       555,000        554,872
        5.125% 12/31/02                                      700,000        706,201
        5.625% 11/30/02                                    1,025,000      1,041,919
        5.75% 8/15/10                                        675,000        705,416
        6.50% 2/15/10                                        395,000        432,366
        7.00% 7/15/06                                        545,000        596,676
        U.S.Treasury Strip-Principal 6.54% 11/15/04        1,100,000        912,479 B
                                                                      -------------
                                                                         51,697,525
                                                                      -------------
        Total Investments at Market                                   $ 189,764,975
                                                                      -------------
        Total Investments at Cost                                     $ 185,022,165
                                                                      -------------

         --------------------------------------------------
         A Fully or partially pledged as collateral for financial futures contracts.

         B Zero coupon security. The interest rate disclosed is the effective yield at January 31, 2001

         C No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon completion of the acquisition, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions.

         However, the foregoing sentence shall not restrict in any way the ability of the investment advisor of either of the Funds from buying or selling securities in the normal course of such Fund's business and operations.

        GNMA - Government National Mortgage Association
        GPM - Graduate Payment Mortgage

        See Pro forma Notes to Financial Statements

Delaware American Government Bond Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of January 31, 2001
(Unaudited)

                                                                                                                        Delaware
                                                                                                                        American
                                                    Delaware               Delaware                                    Government
                                                    American            U.S. Government                                Bond Fund
                                                   Government             Securities              Pro Forma            Pro Forma
                                                   Bond Fund                 Fund                Adjustments            Combined
                                               -------------------      ----------------       -----------------     ---------------
Assets

Investments, at market value                        $ 147,923,066          $ 41,841,909           $           -       $ 189,759,100
Cash                                                            -               511,007                                     511,007
Receivable for Fund shares sold                         1,597,985               104,293                                   1,702,278
Receivable for Securities sold                         17,655,209             1,778,981                                  19,440,065
Dividend and Interest receivable                        2,012,897               402,374                                   2,415,271
Other Assets                                                  445                40,480                                      40,925
                                               -------------------      ----------------       -----------------     ---------------
                                                      169,189,602            44,679,043                       -         213,868,645
                                               -------------------      ----------------       -----------------     ---------------

Liabilities

Payable for Fund shares repurchased                       340,711               120,838                                     461,549
Payable for Securities purchased                       17,622,409             2,311,275                                  19,933,684
Accrued expenses and other liabilities                    654,905                53,499                                     708,404
                                               -------------------      ----------------       -----------------     ---------------
                                                       18,618,025             2,485,612                       -          21,103,637
                                               -------------------      ----------------       -----------------     ---------------
Net Assets                                          $ 150,571,577          $ 42,193,431           $           -       $ 192,765,008
                                               ===================      ================       =================     ===============

Analysis of Net Assets

Accumulated paid in capital                         $ 189,713,116          $ 45,954,301                               $ 235,667,417
Undistributed Net Investment
 Income/(Loss)                                             (3,849)                 (483)                                     (4,332)
Accumulated net realized gain/(loss)
  on investments                                      (42,649,626)           (4,936,708)                                (47,586,334)
Unrealized appreciation/(depreciation)
  of investments                                        3,511,936             1,176,321                                   4,688,257
                                               -------------------      ----------------       -----------------     ---------------
Net Assets                                          $ 150,571,577          $ 42,193,431           $           -       $ 192,765,008
                                               ===================      ================       =================     ===============

Outstanding Shares

Retail Class A Shares                                  12,427,534             2,952,905               1,211,541          16,591,980
Retail Class B Shares                                   2,371,696               667,727                 275,749           3,315,172
Retail Class C Shares                                     430,656               166,740                  68,388             665,783
Institutional Shares                                    4,735,155               179,180                  73,716           4,988,051

Net asset value per share:

Retail Class A Shares                                       $7.54                $10.63                               $         7.54
Retail Class B Shares                                       $7.54                $10.65                               $         7.54
Retail Class C Shares                                       $7.54                $10.63                               $         7.54
Institutional Shares                                        $7.54                $10.64                               $         7.54


See Pro forma Notes to Financial Statements

Delaware American Government Bond Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended January 31, 2001
(Unaudited)


                                                               Delaware            Delaware
                                                               American          U.S. Government
                                                              Government          Securities        Pro Forma          Pro Forma
                                                              Bond Fund              Fund          Adjustments         Combined
                                                           -----------------    ---------------   ---------------    --------------
Investment Income
           Interest Income                                     $ 11,244,261        $ 2,705,511      $          -      $ 13,949,772
                                                           -----------------    ---------------   ---------------    --------------
           Total Income                                          11,244,261          2,705,511                 -        13,949,772
                                                           -----------------    ---------------   ---------------    --------------


Expenses
           Management Fee                                           799,747            201,334                           1,001,081
           Distribution expense                                     484,762            156,002            11,600 B         652,364
           Dividend disbursing and transfer
             agent fees and expenses                                504,439            125,916                             630,355
           Audit and legal fees                                      43,093             57,450           (42,300)A          58,243
           Custodian fee                                             42,342              8,150               (96)A          50,396
           Trustees' fees                                            14,064              8,239            (5,333)C          16,970
           Registration fees                                         67,911             69,338           (59,388)A          77,861
           Reports and statements to shareholders                    65,000             85,156           (40,000)A         110,156
           Accounting and administration                             59,342             15,750              (541)A          74,551
           Taxes (other than taxes on income)                           100              5,800                               5,900
           Other expense                                             51,039              9,206                              60,245
                                                           -----------------    ---------------   ---------------    --------------
                                                                  2,131,839            742,341          (136,058)        2,738,122
           Less expenses absorbed or waived                               -           (241,418)          241,418              (D)
           Less expenses paid indirectly                             (3,358)              (931)                             (4,289)
                                                           -----------------    ---------------   ---------------    --------------
           Total operating expense                                2,128,481            499,992           105,360         2,733,833
           Interest expense                                               -                171                                 171
                                                           -----------------    ---------------   ---------------    --------------
           Total expenses                                         2,128,481            500,163           105,360         2,734,004

                                                           -----------------    ---------------   ---------------    --------------
Net Investment Income/(Loss)                                      9,115,780          2,205,519          (105,360)       11,215,939
                                                           -----------------    ---------------   ---------------    --------------


Net Realized and Unrealized Gain/(Loss)
  on Investments:
           Realized gain (loss) on:
           Investments                                           (1,399,337)          (838,636)                -        (2,237,973)
           Futures contracts                                      1,589,087                  -                           1,589,087
           Options written                                         (204,950)                 -                 -          (204,950)
                                                           -----------------    ---------------   ---------------    --------------
           Net realized gain                                        (15,200)          (838,636)                -          (853,836)
           Net change in unrealized appreciation/
             (depreciation) of investments                        9,441,258          3,693,376                 -        13,134,634
                                                           -----------------    ---------------   ---------------    --------------
Net Realized and Unrealized Gain (Loss) on Investments            9,426,058          2,016,104                 -        11,426,962

                                                           -----------------    ---------------   ---------------    --------------
Change in Net Assets Resulting from Operations                 $ 18,541,838        $ 4,221,623      $   (105,360)      $ 22,642,901
                                                           =================    ===============   ===============    ==============


A Decrease due to the elimination of duplicative expenses achieved by merging the funds.

B  Increase due to differing 12b-1 fee structure

C  Based on director compensation plan for the surviving fund.

D Expense limitation of 0.75% will take effect in Delaware American Government Fund on August 1, 2001. Had this expense limitation been in place for the twelve months ended January 31, 2001, $687,625 would have been waived or reimbursed by the Manager.


See Pro forma Notes to Financial Statements

Delaware American Government Bond Fund
PRO FORMA COMBINED
Annual Fund Operating Expenses
As of January 31, 2001
(Unaudited)


                                    Delaware American Government Bond Fund             Delaware U.S. Government Securities Fund
                                ==============================================     =================================================
                                  Retail     Retail     Retail    Institutional      Retail     Retail      Retail    Institutional
                                 Class A    Class B     Class C       Class         Class A     Class B     Class C       Class
                                  Shares     Shares     Shares       Shares          Shares     Shares      Shares       Shares
                                -----------------------------------------------    -------------------------------------------------
Management fees                   0.55%      0.55%       0.55%        0.55%          0.55%       0.55%       0.55%        0.55%
Rule 12b-1 fees                   0.30%      1.00%       1.00%         N/A           0.25%       1.00%       1.00%        0.18%
Other expenses                    0.49%      0.49%       0.49%        0.49%          0.90%       0.90%       0.90%        0.90%
                                -----------------------------------------------    -------------------------------------------------
Total fund operating expenses     1.34%      2.04%       2.04%        1.04%          1.70%       2.45%       2.45%        1.63%
                                -----------------------------------------------    -------------------------------------------------
Fee Waviers & payments            0.00%      0.00%       0.00%        0.00%         -0.60%      -0.60%      -0.60%       -0.60%
Expense Limit                     1.34%      2.04%       2.04%        1.04%          1.10%       1.85%       1.85%        1.03%
                                ===============================================    =================================================


                                            Pro Forma Combined
                                ===============================================
                                 Retail     Retail      Retail    Institutional
                                 Class A    Class B     Class C       Class
                                 Shares     Shares      Shares       Shares
                                -----------------------------------------------
Management fees                   0.55%      0.55%       0.55%        0.55%
Rule 12b-1 fees                   0.30%      1.00%       1.00%         N/A
Other expenses                    0.57%      0.57%       0.57%        0.57%
                                -----------------------------------------------
Total fund operating expenses     1.42%      2.12%       2.12%        1.12%
                                -----------------------------------------------
Fee Waviers & payments           -0.37%     -0.37%      -0.37%       -0.37%
Expense Limit                     1.05%      1.75%       1.75%        0.75%
                                ===============================================

Delaware American Government Bond Fund
Pro Forma Notes to Financial Statements
January 31, 2001
(Unaudited)

Delaware Group Government Fund (the "Trust") is organized as a Delaware business trust and offers one series, the Delaware American Government Bond Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sales exclusively to a limited group of investors.

The investment objective of the Fund is to seek to provide high current income consistent with safety of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

1. Basis of Pro forma Presentation

      The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Delaware U.S. Government Securities Fund by the Delaware American Government Bond Fund, as if such acquisition had taken place as of February 1, 2000.

      Under the terms of the Plan of Reorganization, the combination of the Delaware U.S. Government Securities Fund and the Delaware American Government Bond Fund will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Delaware U.S. Government Securities Fund in exchange for shares of the Delaware American Government Bond Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Delaware U.S. Government Securities Fund and the Delaware American Government Bond Fund have been combined as of and for the twelve months ended January 31, 2001.

      The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Delaware American Government Bond Fund semi-annual report dated January 31, 2001 and the Delaware U.S. Government Securities Fund annual report dated October 31, 2000.

      The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Delaware U.S. Government Securities Fund by the Delaware American Government Bond Fund had taken place as of February 1, 2000.

2. Significant Accounting Policies

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities. The

Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize all premiums and discounts on fixed income securities. The Fund currently does not amortize market discounts and premiums on fixed income securities. Upon adoption, the Fund will be required to record a cumulative effect adjustment to reflect the amortization of such discounts and premiums. The adjustment will effectively be a reclassification between net investment income and net unrealized appreciation (depreciation) of securities and therefore will not impact total net assets or the net asset value per share of the Fund. Additionally, the above adjustment will have no impact on the Fund' distributions which are determined in accordance with federal income tax regulations. At this time, the Fund has not completed its analysis of the impact of this accounting change.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $4,289 for the year ended January 31, 2001. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended January 31, 2001. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

3. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The

Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to the distribution agreement, the Fund pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. No distribution expenses are paid by Institutional Class shares.

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Fund. These officers, trustees and employees are paid no compensation by the Fund.

4. Line of Credit

The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of January 31, 2001, or at any time during the period.

5. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker, (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at January 31, 2001 were as follows:

Contracts                                   Notional                                 Unrealized
to Buy/Sell)                                Cost (Proceeds)  Expiration Date         Gain (Loss)
-------------------------------------------------------------------------------------------------
80 U.S. 10 Year  Agency contracts             $8,043,063       March 2001              $36,928
(80) U.S. 10 Year  Treasury Note contracts    (8,417,500)      March 2001              (25,000)
(20) U.S. 5 Year  Treasury Note contracts     (2,081,110)      March 2001                 (140)
(20) U.S. 2 Year  Treasury Note contracts     (2,081,875)      March 2001               (3,688)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

7. Options Written

During the six months ended January 31, 2001, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability and is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the year ended January 31, 2001, were as follows:

                                                           Number of
                                                           Contracts                    Premiums
                                                           ---------                    --------
Options outstanding at January 31, 2000                             0                            0
Options written                                                (70)                     $82,478
Options terminated in closing purchase transactions            (70)                      82,478
Options expired                                                  0                            0
Options exercised                                                0                            0
                                                           ---------                    --------
Options outstanding at January 31, 2001                          0                            0
                                                           ---------                    --------

8. Credit and Market Risk

The Fund may not invest more than 20% of net assets in high quality non-government securities. Non-government securities include corporate bonds, certificates of deposit, corporate commercial paper, asset-backed securities and mortgage-backed securities that are not directly guaranteed by the U.S government in any way. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S.

government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgage held under an indenture. The Fund invests in private-backed CMOs only if they are 100% collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentality's. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only principal and interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investments in the securities are rated in the highest rating categories.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification

          Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 21 filed July 29, 1999.

Item 16.  Exhibits

     (1)  Copies of the Charter of the Registrant as now in effect.

          (a) Agreement and Declaration of Trust (December 17, 1998) incorporated into his filing by reference to Post-Effective Amendment No. 21 filed July 29, 1999.

          (b) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed July 29, 1999.

     (2)  By-Laws.

          By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed July 29, 1999.

     (3)  Voting Trust Agreement.

          Not Applicable.

     (4)  Agreement of Acquisition, Reorganization, Merger and Liquidation.

          Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Combined Prospectus/Proxy Statement.

     (5)  Instruments Defining the Rights of Security Holders.

          (a)  Agreement and Declaration of Trust.

               Articles III, IV, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 21 filed July 29, 1999.

          (b)  By-Laws.

               Article II of By-Laws incorporated into this filing c by reference to Post-Effective Amendment No. 21 filed July 29, 1999.

     (6)  Investment Advisory Contracts.

          Form of Investment Management Agreement (September 29, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 21 filed July 29, 1999.

     (7)  Underwriter or Distribution Agreement.

          (a)  Distribution Agreement.

               (1) Form of Distribution Agreement (September 1999) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed November 20, 1995.

               (2)  Form of Amendment No. 1 to Distribution Agreement (September
                    1999) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed November 20, 1995.

          (b)  Administration and Service Agreement.

               Form of Administration and Service Agreement (as amended November
               1995) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed November 20, 1995.

          (c) Dealer's Agreement incorporated into this filing by reference to Post-Effective Amendment No. 23 filed September 29, 2000.

          (d) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed September 27, 1996.

     (8)  Bonus, Profit Sharing, Pension or Other Similar Contracts.

          Not Applicable.

     (9)  Custodian Agreements.

          (a) Custodian Agreement (May 1996) between the Registrant and The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 20 filed September 29, 1998.

          (b) Securities Lending Agreement (1996) between the Registrant and The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 20 filed September 29, 1998.

          (c) Letter to The Chase Manhattan Bank to add Delaware American Government Bond Fund to Schedule A of the Global Custody Agreement incorporated into this filing by reference to Post-Effective Amendment No. 23 filed September 29, 2000.

     (10) Rule 12b-1 Plan and Rule 18f-3 Plan.

          (a) Form of Plan under Rule 12b-1 for Class A (September 1999) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed November 20, 1995.

          (b) Form of Plan under Rule 12b-1 for Class B (September 1999) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed November 20, 1995.

          (c) Form of Plan under Rule 12b-1 for Class C (September 1999) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed November 20, 1995.

     (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

          To be filed by amendment.

     (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

          To be filed by amendment.

     (13) Other Material Contracts.

          (a) Form of Shareholders Services Agreement (September 1999) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed September 27, 1996.

          (b) Form of Delaware Group of Funds Fund Accounting Agreement (September 1999) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed September 27, 1996 and Post-Effective Amendment No. 20 filed September 29, 1998.

     (14) Other Opinions and Consents.

          Consent of Ernst & Young, independent auditors, is filed herewith as Exhibit No. EX-99.14.

     (15) Omitted Financial Statements.

          Not Applicable.

     (16) Power of Attorney.

          Power of Attorney appointing Charles E. Haldeman, Jr. and David K. Downes as attorneys-in-fact j and agents, is filed electronically herewith as Exhibit No. EX-99.16.

Item 17.  Undertakings

          (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, (the "1933 Act") the registration statement has been signed on behalf of the registrant in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 30th day of April, 2001.

                                            DELAWARE GROUP GOVERNMENT FUND

                                            /s/ David K. Downes
                                            ----------------------------------
                                            By:  David K. Downes
                                                 -----------------------------
                                            Title:  Chief Executive Officer
                                                    --------------------------

As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

           Name:                                         Title:                              Date:
           -----                                         ------                              -----
                                                President/Chief Executive
/s/ David K. Downes                             Officer/Chief Financial Officer
-----------------------------                   (Principal Executive Officer/Principal
David K. Downes                                 Accounting Officer) and Trustee              April 30, 2001

/s/ Charles E. Haldeman, Jr.*
-----------------------------
Charles E. Haldeman, Jr.                        Chairman and Trustee                         April 30, 2001

/s/ John H. Durham*
-----------------------------
John H. Durham                                  Trustee                                      April 30, 2001

/s/ Anthony D. Knerr*
-----------------------------
Anthony D. Knerr                                Trustee                                      April 30, 2001

/s/ Ann R. Leven*
-----------------------------
Ann R. Leven                                    Trustee                                      April 30, 2001

/s/ Thomas F. Madison*
-----------------------------
Thomas F. Madison                               Trustee                                      April 30, 2001

/s/ John A. Fry*
-----------------------------
John A. Fry                                     Trustee                                      April 30, 2001

/s/ Walter P. Babich*
-----------------------------
Walter P. Babich                                Trustee                                      April 30, 2001

/s/ Janet L. Yeomans*
-----------------------------
Janet L. Yeomans                                Trustee                                      April 30, 2001

     * By:  /s/David K. Downes
            ------------------
            David K. Downes, Chief Executive Officer
            --------------------------------------------------
            Attorney-in-Fact (Pursuant to a Power of Attorney)

                                  EXHIBIT INDEX

 Exhibit No.                          Exhibit
 -----------                          -------

   EX-99.14         Consent of Ernst & Young LLP, independent auditors

   EX-99.16         Power of Attorney